SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 33-43529)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 19  [X]
and
REGISTRATION STATEMENT (No. 811-6440)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 19 [X]
Fidelity Aberdeen Street Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (X) on May 20, 1997 pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (date) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and intends to file the Notice required by such Rule on or before May 29, 1997.
FIDELITY ABERDEEN STREET TRUST

FIDELITY FREEDOM FUNDS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   Contents; Who May Want to Invest

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c, d   ..............................   Performance

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks

      b      ..............................   Investment Principles and Risks; Securities and
                                              Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Charter; Doing Business with Fidelity

             ii...........................    Charter

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Charter

      f      ..............................   Expenses; Breakdown of Expenses

      g      i.............................   Charter
             .

             ii............................   *
             ..

5     A      ..............................   Performance

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares;
                                              Transaction Details; Exchange Restrictions

             iii..........................    Charter

      b      .............................    Charter

      c      ..............................   Transaction Details; Exchange Restrictions

      d      ..............................   *

      e      ..............................   Doing Business with Fidelity; How to Buy Shares;
                                              How to Sell Shares; Investor Services

      h      ..............................   *

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Cover Page; Charter

      b      ..............................   Expenses; How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   *

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of
   the funds'     most recent    financial report and portfolio listing or
a copy of     the funds' Statement of Additional Information (SAI) dated
   May 20    , 199   7    . The SAI has been filed with the Securities and
Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus).
For a free copy    of either document,     call Fidelity at 1-800-544-8888.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
   FIDELITY FREEDOM 2000 FUND
FIDELITY
FREEDOM
FUNDS
SM
SM
   (fund number 370)
FIDELITY FREEDOM 2010 FUND
SM
   (fund number 371)
FIDELITY FREEDOM 2020 FUND
SM
   (fund number 372)
FIDELITY FREEDOM 2030 FUND
SM
   (fund number 373)
each seeks high total return.
   FIDELITY FREEDOM INCOME FUND
SM
   (fund number 369)
seeks high current income and, as a secondary objective, capital appreciation.
Each Freedom Fund seeks to achieve its objective by allocating its assets among other Fidelity mutual funds, and, with the exception of Fidelity Freedom Income Fund, by adopting a more conservative target asset allocation over time.
PROSPECTUS
   MAY 20, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
LIKE ALL MUTUAL
FUNDS, THESE
SECURITIES HAVE NOT
BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND
EXCHANGE
COMMISSION, NOR HAS
THE SECURITIES AND
EXCHANGE
COMMISSION PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.
FF-pro-0597
CONTENTS


KEY FACTS                        WHO MAY WANT TO INVEST

                                 EXPENSES Each Freedom Fund's
                                 yearly operating expenses.

                                 FINANCIAL HIGHLIGHTS A summary
                                 of each Freedom Fund's financial
                                 data.

                                 PERFORMANCE  How each Freedom
                                 Fund has done over time.

THE FUNDS IN DETAIL              CHARTER How each Freedom Fund
                                 is organized.

                                 INVESTMENT PRINCIPLES AND RISKS
                                 Each Freedom Fund's overall
                                 approach to investing.

                                 BREAKDOWN OF EXPENSES How
                                 operating costs are calculated and
                                 what they include.

YOUR ACCOUNT                     DOING BUSINESS WITH FIDELITY

                                 TYPES OF ACCOUNTS Different
                                 ways to set up your account,
                                 including tax-sheltered retirement
                                 plans.

                                 HOW TO BUY SHARES Opening an
                                 account and making additional
                                 investments.

                                 HOW TO SELL SHARES Taking money
                                 out and closing your account.

                                 INVESTOR SERVICES Services to
                                 help you manage your account.

SHAREHOLDER AND ACCOUNT          COMBINATION WITH FIDELITY
POLICIES                         FREEDOM INCOME FUND

                                 DIVIDENDS, CAPITAL GAINS, AND
                                 TAXES

                                 TRANSACTION DETAILS Share price
                                 calculations and the timing of
                                 purchases and redemptions.

                                 EXCHANGE RESTRICTIONS

KEY FACTS


WHO MAY WANT TO INVEST
Fidelity Freedom 2000 Fund (Freedom 2000), Fidelity Freedom 2010 Fund (Freedom 2010), Fidelity Freedom 2020 Fund (Freedom 2020), and Fidelity Freedom 2030 Fund (Freedom 2030) are referred to collectively as the "Freedom Funds with target retirement dates." Each of these funds is designed for long-term investors seeking high total return through a single investment with an asset allocation strategy that becomes increasingly conservative over time, reflecting an investor's changing financial needs as he or she becomes older. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. That is, Freedom 2000 is designed for investors planning to retire around the year 2000 (approximately three years from now); Freedom 2010 is designed for investors planning to retire around the year 2010 (approximately 13 years from now); and so on.
   Fidelity     Freedom Income Fund    (Freedom Income)     is designed for
investors seeking high current income and, secondarily, capital appreciation during their retirement years.
Each Freedom Fund seeks to achieve its investment objective by investing in a combination of Fidelity equity, fixed-income, and money market funds (underlying Fidelity funds). The performance of each Freedom Fund depends on the performance of the underlying Fidelity funds in which it invests. The performance of the underlying Fidelity funds, in turn, depends on the performance of the stock, bond, and money markets in the U.S. and abroad. The value of each Freedom Fund will vary from day to day, reflecting changes in these markets and in the values of the underlying Fidelity funds. When you sell your Freedom Fund shares, they may be worth more or less than what you paid for them.
The Freedom Funds are designed to provide moderate asset allocation programs for investors progressing through their work and retirement years. No one fund, however, can provide an appropriate balanced investment program for all investors and you should evaluate the Freedom Funds in the context of your overall financial situation, investment goals, and other retirement investments. If you consider yourself an especially aggressive or conservative investor, you may want to add other investments to your retirement portfolio to achieve the balance that is best for you. INVESTMENT PROGRAM
Each Freedom Fund seeks to achieve its investment objective by allocating its assets among underlying Fidelity funds. The underlying Fidelity funds fall into three broad investment categories: equity (stock) funds, fixed-income (bond) funds, and money market funds. There are two
subcategories for the equity funds    -     domestic and international, and
two subcategories for the fixed-income funds    -     investment grade and
high yield. For additional information about the underlying Fidelity funds,
refer to "Securities and Investment Practices   "     of the Freedom Funds
beginning on page .
For each Freedom Fund with a target retirement date, the percentage of assets invested in each of these categories depends on the number of years remaining until that fund's target retirement year. For example, Freedom 2030, whose target retirement year is more than 30 years away, will start with a relatively aggressive target asset allocation, with a substantial investment in equity funds and a modest investment in fixed-income funds. By contrast, Freedom 2000, whose target retirement year is less than three years away, will start with a relatively conservative target asset allocation, investing less than half of its assets in equity funds and the majority of its assets in fixed-income and money market funds.
The Freedom Funds with target retirement dates do not mature or terminate when they reach their target retirement years. Instead, each of these funds continues to invest according to an asset allocation strategy that becomes increasingly conservative over time until the fund's target allocation matches Freedom Income's target allocation. At that time, approximately five to ten years after a fund's target retirement date, it is expected that the fund will be combined with Freedom Income and the fund's shareholders will become shareholders of Freedom Income. For additional
information, refer to "Combination with    Fidelity     Freedom Income
Fund" on page .
The charts on the right illustrate the target asset allocation of each
Freedom Fund as of    March 31, 1997    .
   FREEDOM INCOME FUND(trademark)


 Domestic
Equity
Funds 20%
 International
Equity Funds 0%
Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 40.0
 Investment
Grade Fixed-
Income
Funds 40%
 High Yield
Fixed-Income
Funds 0%
 Money Market
Funds 40%
   FREEDOM 2000


 Domestic
Equity
Funds 39%
 International
Equity Funds 4%
Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 39.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 5, Value: 13.0
 Investment
Grade Fixed-
Income
Funds 40%
 High Yield
Fixed-Income
Funds 4%
 Money Market
Funds 13%
   FREEDOM 2010


 Domestic
Equity
Funds 58%
 International
Equity Funds 9%
Row: 1, Col: 1, Value: 25.0
Row: 1, Col: 2, Value: 58.0
Row: 1, Col: 3, Value: 9.0
Row: 1, Col: 4, Value: 7.0
Row: 1, Col: 5, Value: 1.0
 Investment
Grade Fixed-
Income
Funds 25%
 High Yield
Fixed-Income
Funds 7%
 Money Market
Funds 1%
   FREEDOM 2020


 Domestic
Equity
Funds 69%
 International
Equity Funds
12%
Row: 1, Col: 1, Value: 11.0
Row: 1, Col: 2, Value: 69.0
Row: 1, Col: 3, Value: 12.0
Row: 1, Col: 4, Value: 8.0
Row: 1, Col: 5, Value: 0.0
 Investment
Grade Fixed-
Income
Funds 11%
 High Yield
Fixed-Income
Funds 8%
 Money Market
Funds 0%
FREEDOM 2030


 Domestic
Equity
Funds 70%
 International
Equity Funds
15%
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 70.0
Row: 1, Col: 3, Value: 15.0
Row: 1, Col: 4, Value: 10.0
Row: 1, Col: 5, Value: 0.0
 Investment
Grade Fixed-
Income
Funds 5%
 High Yield
Fixed-Income
Funds 10%
 Money Market
Funds 0%
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you    may     pay when you
buy or sell shares of a Freedom Fund. In    addition, you may be charged an
annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page , for an explanation of how and when these charges apply.
Maximum sales charge on purchases and   None
reinvested distributions

Maximum deferred sales charge           None

Redemption fee                          None

Exchange fee                            None

Annual account maintenance fee          $12.0
(for accounts under $2,500)             0

ANNUAL OPERATING EXPENSES are paid out of each Freedom Fund's assets. Each Freedom Fund pays a management fee to Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR). Strategic Advisers is responsible for the payment of all other Freedom Fund expenses with certain limited exceptions.
Each Freedom Fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on    historical     expenses incurred
directly by each Freedom Fund and are calculated as a percentage of average net assets of each Freedom Fund.
FREEDOM INCOME
Management fee (after reimbursement)   0.08%

12b-1 fee (Distribution Fee)   None

Other expenses (after reimbursement)   0.00%

Total operating expenses               0.08%
(after reimbursement)

FREEDOM 2000
Management fee (after reimbursement)   0.08%

12b-1 fee (Distribution Fee)   None

Other expenses (after reimbursement)   0.00%

Total operating expenses               0.08%
(after reimbursement)

FREEDOM 2010
Management fee (after reimbursement)   0.08%

12b-1 fee (Distribution Fee)   None

Other expenses (after reimbursement)   0.00%

Total operating expenses               0.08%
(after reimbursement)

FREEDOM 2020
Management fee (after reimbursement)   0.08%

12b-1 fee (Distribution Fee)   None

Other expenses (after reimbursement)   0.00%

Total operating expenses               0.08%
(after reimbursement)

FREEDOM 2030
Management fee (after reimbursement)   0.08%

12b-1 fee (Distribution Fee)   None

Other expenses (after reimbursement)   0.00%

Total operating expenses               0.08%
(after reimbursement)

   Strategic Advisers has voluntarily agreed to reimburse each Freedom Fund to the extent that total operating expenses are in excess of 0.08% of its average net assets. If these agreements were not in effect, the management fee, other expenses, and total operating expenses, as a percentage of average net assets, of each Freedom Fund would have been the following amounts, 0.10%, 0.00%, and 0.10%. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, shareholder charges, and extraordinary expenses.
A Freedom Fund will not incur any sales charges when it invests in underlying Fidelity funds, but it may incur exchange or redemption fees, if applicable. Such charges and fees may or may not have been incurred if a shareholder had invested directly in the underlying Fidelity funds.
In addition to the total operating expenses shown to the left, each Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund, and each Freedom Fund's investment return will be net of
underlying Fidelity fund expenses. The    following     chart provides the
total operating expense ratios for the underlying Fidelity funds.
The following figures are based on    historical     expenses for each
underlying Fidelity fund's most recently reported fiscal year end and are calculated as a percentage of average net assets of each underlying Fidelity fund. Where appropriate, expense ratios are adjusted to reflect current fees.
Underlying Fidelity Funds                                        Expense
                                                                 Ratio

Fidelity Blue Chip Growth Fund                                   0.95%

Fidelity Capital & Income Fund                                   0.98%

Fidelity Disciplined Equity Fund                                 0.75%

Fidelity Diversified International Fund                          1.27%

Fidelity Equity-Income Fund                                         0.68%

Fidelity Europe Fund                                             1.27%

Fidelity Fund                                                    0.60%

Fidelity Government Securities Fund                              0.71%

Fidelity Growth & Income Portfolio                                  0.74%

Fidelity Growth Company Fund                                     0.85%

Fidelity Intermediate Bond Fund                                  0.71%

Fidelity Investment Grade Bond Fund                              0.76%

Fidelity Japan Fund                                              1.14%

Fidelity Money Market Trust: Retirement Money Market Portfolio      0.39%

Fidelity OTC Portfolio                                           0.82%

Fidelity Overseas Fund                                           1.12%

Fidelity Southeast Asia Fund                                     1.12%

The total expense    ratios     of each Freedom Fund (calculated as a
percentage of average net assets) are as follows: Freedom Income:
0.6   8    %; Freedom 2000: 0.81%; Freedom 2010: 0.9   0    %; Freedom
2020: 0.91%; and Freedom 2030: 0.93%.    Each Freedom Fund's total expense
ratio is based on its total operating expense ratio     plus a weighted
average of the expense ratios of the underlying Fidelity funds    (as
described above) in which it was invested as of March 31, 1997.
These    total     expense ratios may be higher or lower depending on the
allocation of a Freedom Fund's assets among the underlying Fidelity funds, and the actual expenses of the underlying Fidelity funds.
EXPENSE TABLE EXAMPLE: Based on each Freedom Fund's    total expenses
    s   hown     in the preceding paragraph, you would pay the following
expenses on a $1,000 investment, assuming a 5% annual return and full redemption at the end of each time period:
                 1      3
                 Year   Year
                        s

Freedom Income   $ 7    $ 22

Freedom 2000     $ 8    $ 26

Freedom 2010     $ 9    $ 29

Freedom 2020     $ 9    $ 29

Freedom 2030     $ 10   $ 30

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY. FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, and Freedom 2030, have been audited by Coopers & Lybrand L.L.P., independent accountants. The funds' financial highlights, financial statements, and reports of the auditor are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity for a free copy of the Annual Report or the SAI.
FREEDOM INCOME
Selected Per-Share Data and Ratios

Period ended March 31                                    1997G

Net asset value, beginning of period                     $ 10.00

Income from Investment Operations

 Net investment income                                    .22

 Net realized and unrealized gain (loss)                  (.02)

 Total from investment operations                         .20

Less Distributions

 From net investment income                               (.14)

Net asset value, end of period                           $ 10.06

Total return,                                             1.99%

Net assets, end of period (000 omitted)                  $ 9,427

Ratio of expenses to average net assetsH                  .08%
                                                         ,

Ratio of net investment income to average net assetsH     4.95%

Portfolio turnover rateH                                  32%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31,
1997.
H AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE UNDERLYING FIDELITY FUNDS. FREEDOM 2000
Selected Per-Share Data and Ratios

Period ended March 31                                    1997G

Net asset value, beginning of period                     $ 10.00

Income from Investment Operations

 Net investment income                                    .18

 Net realized and unrealized gain (loss)                  .03

 Total from investment operations                         .21

Less Distributions

 From net investment income                               (.09)

Net asset value, end of period                           $ 10.12

Total return,                                             2.09%

Net assets, end of period (000 omitted)                  $ 15,946

Ratio of expenses to average net assetsH                  .08%
                                                         ,

Ratio of net investment income to average net assetsH     4.00%

Portfolio turnover rateH                                  19%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31,
1997.
H AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE UNDERLYING FIDELITY FUNDS. FREEDOM 2010
Selected Per-Share Data and Ratios

Period ended March 31                                    1997G

Net asset value, beginning of period                     $ 10.00

Income from Investment Operations

 Net investment income                                    .11

 Net realized and unrealized gain (loss)                  .15

 Total from investment operations                         .26

Less Distributions

 From net investment income                               (.11)

Net asset value, end of period                           $ 10.15

Total return,                                             2.59%

Net assets, end of period (000 omitted)                  $ 23,600

Ratio of expenses to average net assetsH                  .08%
                                                         ,

Ratio of net investment income to average net assetsH     2.56%

Portfolio turnover rateH                                  3%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31,
1997.
H AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE UNDERLYING FIDELITY FUNDS. FREEDOM 2020
Selected Per-Share Data and Ratios

Period ended March 31                                    1997G

Net asset value, beginning of period                     $ 10.00

Income from Investment Operations

 Net investment income                                    .08

 Net realized and unrealized gain (loss)                  .22

 Total from investment operations                         .30

Less Distributions

 From net investment income                               (.09)

Net asset value, end of period                           $ 10.21

Total return,                                             2.99%

Net assets, end of period (000 omitted)                  $ 14,958

Ratio of expenses to average net assetsH                  .08%
                                                         ,

Ratio of net investment income to average net assetsH     1.75%

Portfolio turnover rateH                                  21%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31,
1997.
H AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE UNDERLYING FIDELITY FUNDS. FREEDOM 2030
Selected Per-Share Data and Ratios

Period ended March 31                                    1997G

Net asset value, beginning of period                     $ 10.00

Income from Investment Operations

 Net investment income                                    .08

 Net realized and unrealized gain (loss)                  .22

 Total from investment operations                         .30

Less Distributions

 From net investment income                               (.09)

Net asset value, end of period                           $ 10.21

Total return,                                             2.99%

Net assets, end of period (000 omitted)                  $ 5,725

Ratio of expenses to average net assetsH                  .08%
                                                         ,

Ratio of net investment income to average net assetsH     1.71%

Portfolio turnover rateH                                  19%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31,
1997.
H AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE UNDERLYING FIDELITY FUNDS. PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD.
   Each Freedom Fund's fiscal year runs from April 1 to March 31. The table below shows each Freedom Fund's performance over its first fiscal period. CUMULATIVE TOTAL RETURNS
Fiscal period ended March    Life of
31, 1997                     FundA,B

Freedom Income                1.99%

Freedom 2000                  2.09%

Freedom 2010                  2.59%

Freedom 2020                  2.99%

Freedom 2030                  2.99%

   A FROM OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS).
B IF STRATEGIC ADVISERS HAD NOT REIMBURSED CERTAIN FUND EXPENSES DURING THIS PERIOD, TOTAL RETURNS WOULD HAVE BEEN LOWER.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
   STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.
LEHMAN BROTHERS AGGREGATE BOND INDEX is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
Each Freedom Fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a Freedom Fund's moving average.
Historical performance for each underlying Fidelity fund is included in the Freedom Funds' SAI. The Freedom Funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to
all shareholders.    For current performance or a free annual report call
1-800-544-8888.
    TOTAL RETURNS AND YIELDS ARE BASED    ON PAST RESULTS AND ARE NOT AN
I    NDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each Freedom Fund is a diversified fund of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware business trust on January 29, 1992.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the Freedom Funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees serve as trustees of other Fidelity funds, including the underlying Fidelity funds, but otherwise are not affiliated with Fidelity. THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own.
STRATEGIC ADVISERS AND ITS
AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. Various Fidelity companies perform activities required for the Freedom Funds' operation.
The Freedom Funds are managed by Strategic Advisers, which administers the asset allocation program for each Freedom Fund and handles its business affairs. Strategic Advisers has its principal address at 82 Devonshire Street, Boston, Massachusetts 02109.
Strategic Advisers has five separate business units and also markets a financial software product. Three of these units provide discretionary investment services to specific types of investors. The fourth unit offers a variety of publications concerning investments and personal finance, and the fifth unit is responsible for managing the Freedom Funds. Strategic
Advisers has no previous experience managing mutual funds, other    than
the Freedom Funds.
The underlying Fidelity funds are managed by FMR, which chooses their investments and handles their business affairs. FMR chooses investments with the assistance of foreign affiliates for all underlying Fidelity funds except Fidelity Government Securities Fund and Fidelity Money Market Trust:
Retirement Money Market Portfolio.
Ren Cheng is co-manager of the Freedom Funds, which he has managed since
inception.    He also is manager of structured investments for Fidelity
Management Trust Company, which he has managed since 1994.     Mr. Cheng
joined Fidelity as a manager in 1994. Previously, he was a senior portfolio manager for Putnam Investments from 1985 to 1994.
Scott Stewart is co-manager of the Freedom    F    unds, which he has
managed since inception. He also is Senior Vice President and head of
Fidelity's structured equity group    and manager of other Fidelity
funds.     Mr. Stewart joined Fidelity as a portfolio manager in 1987.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Investments Institutional Operations
Compan   y, Inc.     (FIIOC) performs transfer agent servicing functions
for each Freedom Fund.
FMR Corp. is the ultimate parent company of Strategic Advisers and FMR. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the
voting power of FMR Corp.        Under the Investment Company Act of 1940
(the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of March 31, 1997, approximately 38.97% of Freedom Income's total outstanding shares were held by General Motors Corporation; approximately 40.41% of Freedom 2000's total outstanding shares were held by General Motors Corporation; approximately 36.88% of Freedom 2010's total outstanding shares were held by General Motors Corporation; approximately 26.72% of Freedom 2020's total outstanding shares were held by Winthrop, Stimson, Putnam, and Roberts; approximately 29.90% of Freedom 2030's total outstanding shares were held by General Motors Corporation.
A broker-dealer may use a portion of the commissions paid by a Freedom Fund to reduce custodian or transfer agent fees for that fund. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
EACH FREEDOM FUND'S INVESTMENT APPROACH
Each Freedom Fund seeks to achieve its investment objective by investing in a combination of underlying Fidelity funds: domestic and international equity funds, investment grade and high yield fixed-income funds, and money market funds. The primary difference among the Freedom Funds is their asset
allocations among these    types of funds    .
Freedom Income seeks high current income and, as a secondary objective, capital appreciation. Strategic Advisers allocates the fund's assets according to a stable asset allocation target that emphasizes fixed-income and money market funds and also includes a small amount of equity funds. Each Freedom Fund with a target retirement date seeks high total return. Strategic Advisers allocates each of these fund's assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. When a fund's asset allocation target matches Freedom Income's target (approximately five to ten years after the fund's target retirement date), it is expected that the fund will be combined with Freedom Income.
The target asset allocation strategy for each Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative. In general, Strategic Advisers intends to manage each Freedom Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or attempt to capture short-term market opportunities. However, Strategic Advisers reserves the right to modify the target asset allocation strategy for any Freedom Fund and to modify the selection of underlying Fidelity funds for any Freedom Fund from time to time.
The ability of each Freedom Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. Although the underlying Fidelity funds are categorized generally as
equity    (domestic or international)    , fixed-income    (investment
grade or high yield)    , and money market funds, many of the underlying
Fidelity funds may invest in a mix of    foreign and domestic
    stocks,    investment grade and high yield     bonds, and other
securities.
The table    on the following page     lists the underlying Fidelity funds
in which    each     Freedom Fund currently may invest and the
approximate    target asset allocation of each Freedom Fund to     each
underlying Fidelity fund as of    March 31, 1997    . Strategic Advisers
may change these percentages over time. For a brief description of each underlying Fidelity fund, refer to "Description of Underlying Fidelity Funds," beginning on page .
Strategic Advisers normally invests each Freedom Fund's assets according to its target asset allocation strategy. Each Freedom Fund reserves the right to invest in futures contracts or other derivatives as a way of managing its asset allocation on a temporary basis, and to invest without limitation in Fidelity Money Market Trust: Retirement Money Market Portfolio for temporary, defensive purposes. Each Freedom Fund also reserves the right to invest directly in other types of securities.



Fund Categories                       Freedo              Freed               Freed               Freed                   Freed
                                      m                   om                  om                  om                      om
                                      Income              2000                2010                2020                    2030

EQUITY FUNDS
DOMESTIC EQUITY FUNDS

Fidelity Blue Chip Growth Fund        3%                  6%                  9%                  1   0    %              11%

Fidelity Disciplined Equity Fund      3%                  6%                  9%                  1   0    %              11%

Fidelity Equity-Income Fund           3%                  6%                  9%                  1   0    %              11%

Fidelity Fund                         3%                  6%                  9%                  1   0    %              11%

Fidelity Growth & Income              3%                  6%                  9%                  1   0    %              11%
Portfolio

Fidelity Growth Company Fund          3%                  6%                  9%                  1   0    %              11%

Fidelity OTC Portfolio                2%                  4%                  6%                  7%                      7%

   INTERNATIONAL EQUITY FUNDS

Fidelity Diversified International    0%                  1%                  2%                  3%                      4%
Fund

Fidelity Europe Fund                  0%                  1%                  2%                  3%                      4%

Fidelity Japan Fund                   0%                  <1%                 2%                  2%                      3%

Fidelity Overseas Fund                0%                  1%                  2%                  3%                      4%

Fidelity Southeast Asia Fund          0%                  <1%                 <1%                 <1%                     <1%

FIXED-INCOME FUNDS
   INVESTMENT GRADE
   FIXED-INCOME FUNDS

Fidelity Government Securities         15%                 15%                 9%                  4%                      2%
Fund

Fidelity Intermediate Bond Fund        10%                 10%                 6%                  3%                      1%

Fidelity Investment Grade Bond         15%                 15%                 9%                  4%                      2%
Fund

   HIGH YIELD FIXED-INCOME
   FUNDS

Fidelity Capital & Income Fund         0%                  4%                  7%                  8%                      10%

MONEY MARKET FUNDS

Fidelity Money Market Trust:           40%                 12%                 <1%                 0%                      0%
Retirement Money Market
Portfolio

Note: The allocation percentages may not add to 100% due to rounding.


The chart below illustrates the Freedom Funds' approximate target asset
allocations among equity, fixed-income, and money market funds    as of
March 31, 1997    . The chart also illustrates how these allocations may
change over time. The Freedom Funds' future target asset allocations may differ from this illustration.

 Freedom  Freedom Freedom Freedom Freedom
 2030 2020 2010 2000 Income
Weight (%)
Row: 1, Col: 1, Value: 85.0
Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: nil
Row: 2, Col: 1, Value: nil
Row: 2, Col: 2, Value: nil
Row: 2, Col: 3, Value: nil
Row: 3, Col: 1, Value: nil
Row: 3, Col: 2, Value: nil
Row: 3, Col: 3, Value: nil
Row: 4, Col: 1, Value: nil
Row: 4, Col: 2, Value: nil
Row: 4, Col: 3, Value: nil
Row: 5, Col: 1, Value: nil
Row: 5, Col: 2, Value: nil
Row: 5, Col: 3, Value: nil
Row: 6, Col: 1, Value: nil
Row: 6, Col: 2, Value: nil
Row: 6, Col: 3, Value: nil
Row: 7, Col: 1, Value: nil
Row: 7, Col: 2, Value: nil
Row: 7, Col: 3, Value: nil
Row: 8, Col: 1, Value: 85.0
Row: 8, Col: 2, Value: 19.0
Row: 8, Col: 3, Value: nil
Row: 9, Col: 1, Value: nil
Row: 9, Col: 2, Value: nil
Row: 9, Col: 3, Value: nil
Row: 10, Col: 1, Value: nil
Row: 10, Col: 2, Value: nil
Row: 10, Col: 3, Value: nil
Row: 11, Col: 1, Value: nil
Row: 11, Col: 2, Value: nil
Row: 11, Col: 3, Value: nil
Row: 12, Col: 1, Value: nil
Row: 12, Col: 2, Value: nil
Row: 12, Col: 3, Value: nil
Row: 13, Col: 1, Value: nil
Row: 13, Col: 2, Value: nil
Row: 13, Col: 3, Value: nil
Row: 14, Col: 1, Value: nil
Row: 14, Col: 2, Value: nil
Row: 14, Col: 3, Value: nil
Row: 15, Col: 1, Value: nil
Row: 15, Col: 2, Value: nil
Row: 15, Col: 3, Value: nil
Row: 16, Col: 1, Value: nil
Row: 16, Col: 2, Value: nil
Row: 16, Col: 3, Value: nil
Row: 17, Col: 1, Value: nil
Row: 17, Col: 2, Value: nil
Row: 17, Col: 3, Value: nil
Row: 18, Col: 1, Value: 81.0
Row: 18, Col: 2, Value: nil
Row: 18, Col: 3, Value: nil
Row: 19, Col: 1, Value: nil
Row: 19, Col: 2, Value: nil
Row: 19, Col: 3, Value: nil
Row: 20, Col: 1, Value: nil
Row: 20, Col: 2, Value: nil
Row: 20, Col: 3, Value: nil
Row: 21, Col: 1, Value: nil
Row: 21, Col: 2, Value: nil
Row: 21, Col: 3, Value: nil
Row: 22, Col: 1, Value: nil
Row: 22, Col: 2, Value: nil
Row: 22, Col: 3, Value: nil
Row: 23, Col: 1, Value: nil
Row: 23, Col: 2, Value: nil
Row: 23, Col: 3, Value: nil
Row: 24, Col: 1, Value: nil
Row: 24, Col: 2, Value: nil
Row: 24, Col: 3, Value: nil
Row: 25, Col: 1, Value: nil
Row: 25, Col: 2, Value: nil
Row: 25, Col: 3, Value: nil
Row: 26, Col: 1, Value: nil
Row: 26, Col: 2, Value: nil
Row: 26, Col: 3, Value: nil
Row: 27, Col: 1, Value: nil
Row: 27, Col: 2, Value: nil
Row: 27, Col: 3, Value: nil
Row: 28, Col: 1, Value: 67.0
Row: 28, Col: 2, Value: 32.0
Row: 28, Col: 3, Value: nil
Row: 29, Col: 1, Value: nil
Row: 29, Col: 2, Value: nil
Row: 29, Col: 3, Value: nil
Row: 30, Col: 1, Value: nil
Row: 30, Col: 2, Value: nil
Row: 30, Col: 3, Value: nil
Row: 31, Col: 1, Value: nil
Row: 31, Col: 2, Value: nil
Row: 31, Col: 3, Value: nil
Row: 32, Col: 1, Value: nil
Row: 32, Col: 2, Value: nil
Row: 32, Col: 3, Value: nil
Row: 33, Col: 1, Value: nil
Row: 33, Col: 2, Value: nil
Row: 33, Col: 3, Value: nil
Row: 34, Col: 1, Value: nil
Row: 34, Col: 2, Value: nil
Row: 34, Col: 3, Value: nil
Row: 35, Col: 1, Value: nil
Row: 35, Col: 2, Value: nil
Row: 35, Col: 3, Value: nil
Row: 36, Col: 1, Value: nil
Row: 36, Col: 2, Value: nil
Row: 36, Col: 3, Value: nil
Row: 37, Col: 1, Value: nil
Row: 37, Col: 2, Value: nil
Row: 37, Col: 3, Value: nil
Row: 38, Col: 1, Value: 43.0
Row: 38, Col: 2, Value: 44.0
Row: 38, Col: 3, Value: nil
Row: 39, Col: 1, Value: nil
Row: 39, Col: 2, Value: nil
Row: 39, Col: 3, Value: nil
Row: 40, Col: 1, Value: nil
Row: 40, Col: 2, Value: nil
Row: 40, Col: 3, Value: nil
Row: 41, Col: 1, Value: nil
Row: 41, Col: 2, Value: nil
Row: 41, Col: 3, Value: nil
Row: 42, Col: 1, Value: nil
Row: 42, Col: 2, Value: nil
Row: 42, Col: 3, Value: nil
Row: 43, Col: 1, Value: nil
Row: 43, Col: 2, Value: nil
Row: 43, Col: 3, Value: nil
Row: 44, Col: 1, Value: nil
Row: 44, Col: 2, Value: nil
Row: 44, Col: 3, Value: nil
Row: 45, Col: 1, Value: nil
Row: 45, Col: 2, Value: nil
Row: 45, Col: 3, Value: nil
Row: 46, Col: 1, Value: nil
Row: 46, Col: 2, Value: nil
Row: 46, Col: 3, Value: nil
Row: 47, Col: 1, Value: nil
Row: 47, Col: 2, Value: nil
Row: 47, Col: 3, Value: nil
Row: 48, Col: 1, Value: nil
Row: 48, Col: 2, Value: nil
Row: 48, Col: 3, Value: nil
Row: 49, Col: 1, Value: 20.0
Row: 49, Col: 2, Value: 40.0
Row: 49, Col: 3, Value: nil
Row: 50, Col: 1, Value: nil
Row: 50, Col: 2, Value: nil
Row: 50, Col: 3, Value: nil
Row: 51, Col: 1, Value: nil
Row: 51, Col: 2, Value: nil
Row: 51, Col: 3, Value: nil
Row: 52, Col: 1, Value: nil
Row: 52, Col: 2, Value: nil
Row: 52, Col: 3, Value: nil
Row: 53, Col: 1, Value: nil
Row: 53, Col: 2, Value: nil
Row: 53, Col: 3, Value: nil
Row: 54, Col: 1, Value: nil
Row: 54, Col: 2, Value: nil
Row: 54, Col: 3, Value: nil
Row: 55, Col: 1, Value: nil
Row: 55, Col: 2, Value: nil
Row: 55, Col: 3, Value: nil
Row: 56, Col: 1, Value: 20.0
Row: 56, Col: 2, Value: 40.0
Row: 56, Col: 3, Value: nil
Money Market
Funds
Fixed-Income
Funds
Equity Funds

40 35 30 25 20 15 10 5 Retirement 5 10 15
 Years to Retirement Years after Retirement

SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about each underlying Fidelity fund and other types of instruments in which a Freedom Fund may invest, strategies Strategic Advisers may employ in pursuit of a Freedom Fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each Freedom Fund's limitations and more detailed information about the underlying Fidelity funds' investments are contained in the Freedom Funds' SAI. Policies and limitations are considered at the time of purchase; the sale of underlying Fidelity fund shares or other instruments is not required in the event of a subsequent change in circumstances.
Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a Freedom Fund's investment objective and policies and that doing so will help the Freedom Fund achieve its goal. Fund holdings and recent investment strategies are detailed in the Freedom Funds' financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity at 1-800-544-8888.
DESCRIPTION OF UNDERLYING FIDELITY FUNDS
The following descriptions summarize the investment policies of the underlying Fidelity funds. For more information about an underlying Fidelity fund, call Fidelity at 1-800-544-8888.
EQUITY FUNDS
   DOMESTIC EQUITY FUNDS
FIDELITY BLUE CHIP GROWTH FUND is an equity fund that seeks growth of capital over the long-term by investing primarily in a diversified portfolio of common stocks of well-known and established companies. FMR normally invests at least 65% of the fund's total assets in the common stock of blue chip companies. FMR defines blue chip companies to include those with a market capitalization of at least $200 million if the company's stock is included in the Standard & Poor's 500 Index (S&P 500) or the Dow Jones Industrial Average, or $1 billion if not included in either index. Blue chip companies typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. Companies that demonstrate the potential to become blue chip companies in the future may also be selected by FMR for the fund's investments.
When choosing the fund's domestic or foreign investments, FMR seeks companies that it expects will demonstrate greater long-term earnings growth than the average company included in the S&P 500. This method of selecting stocks is based on the belief that growth in a company's earnings will eventually translate into growth in the price of its stock. FMR looks at strong market sectors and then identifies those companies that offer the most attractive values based on earnings prospects. The fund's sector emphasis may shift based on changes in the sectors' earnings outlook.
FIDELITY DISCIPLINED EQUITY FUND is an equity fund that seeks growth    of
capital     by investing primarily in a diversified portfolio of common stocks. FMR normally invests at least 65% of the fund's total assets in
   domestic common stocks and American Depositary Receipts.     The fund
has the flexibility, however, to invest the balance in all types of
domestic and foreign securities.    The fund seeks to maintain industry
diversification similar to that of the S&P 500.
The fund invests in securities that FMR determines are undervalued compared to industry norms. Using a highly disciplined approach to help identify these instruments and focusing on domestic companies with market capitalization of $100 million or more, FMR hopes to generate more capital
growth than that of the S&P 500   .
The disciplined approach involves computer-aided, quantitative analysis supported by fundamental research. FMR's computer model systematically reviews thousands of stocks, using historical earnings, dividend yield, earnings per share, and many other factors. Then, potential investments are analyzed further using fundamental criteria, such as the company's growth potential and estimates of current earnings.
FIDELITY EQUITY-INCOME FUND is an equity fund that seeks reasonable income by investing primarily in income-producing equity securities. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500. The fund does not expect to invest in debt securities of companies that do not have proven earnings or credit. When choosing the fund's investments, FMR also considers the potential for capital appreciation.
FIDELITY FUND is an equity fund that seeks long-term capital growth by investing mainly in common stocks and securities convertible into common stocks. In pursuit of a current return, the fund invests in some securities for their income characteristics. This two-fold approach, which may limit the fund's growth potential, leads to investments in a broad range of domestic and foreign equity and debt securities.
FIDELITY GROWTH & INCOME PORTFOLIO is an equity fund that seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.
FIDELITY GROWTH COMPANY FUND is an equity fund that seeks capital appreciation by investing primarily in common stocks and securities convertible into common stock of companies that FMR believes have above-average growth potential.
Growth may be measured by factors such as earnings or gross sales. In selecting investments for the fund, FMR will tend to focus on smaller, lesser known companies in new and emerging areas of the economy. However, FMR may also pursue growth in larger or revitalized companies that hold a strong position in the market. These may be found in mature or declining industries.
FIDELITY OTC PORTFOLIO is an equity fund that seeks capital appreciation by investing primarily in securities traded on the over-the-counter (OTC) market. FMR normally invests at least 65% of the fund's total assets in securities principally traded on the OTC market. The fund focuses on common stock but may invest in securities of all types.
In the OTC market, securities are traded through a telephone or computer network that connects securities dealers. A security that trades solely on the OTC market is not traded on the floor of an organized exchange. Securities that begin to trade principally on an exchange after purchase continue to be considered OTC securities for the purposes of the 65% policy. Securities traded on the OTC market tend to be those of smaller companies, which carry more risk than investing in larger companies.
The fund does not place any emphasis on income, except when FMR believes income will have a favorable influence on the security's market value.
   INTERNATIONAL EQUITY FUNDS
FIDELITY DIVERSIFIED INTERNATIONAL FUND is an equity fund that seeks capital growth by investing primarily in equity securities of companies located anywhere outside the U.S. The fund normally invests in equity securities of companies from at least three countries outside of the U.S. The fund expects to invest most of its assets in equity securities, but may also invest in debt securities of any quality.
The fund invests in securities that FMR determines are undervalued compared to industry norms within their countries. Using a highly disciplined approach to help identify these instruments and focusing on companies with market capitalizations of $100 million or more, FMR hopes to generate more capital growth than that of the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index) (GDP-weighted).
The disciplined approach involves computer-aided, quantitative analysis supported by fundamental research. FMR's computer model systematically reviews thousands of stocks, using historical earnings, dividend yield, earnings per share, and many other factors. Then, potential investments are analyzed further using fundamental criteria, such as the company's growth potential and estimates of current earnings.
FIDELITY EUROPE FUND is an equity fund that seeks growth of capital over the long term by investing in securities of issuers that have their principal activities in Western Europe. FMR normally invests at least 65% of the fund's total assets in these securities. Western European countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The fund may also invest in Eastern Europe. FMR expects that the fund will normally invest in at least three different countries, although it may invest all of its assets in a single country.
   The fund's performance is closely tied to economic and political conditions within Europe and the European Economic Area (formerly the Common Market). Some European countries, particularly those in Eastern Europe, have less stable economies than those in Western Europe. A majority of the European economies continue to be weak, and business and consumer confidence remains low. The movement of many Eastern European countries toward market economies, and the movement toward a unified common market may significantly affect European economies and markets. Eastern European countries are considered emerging markets.
FIDELITY JAPAN FUND is an equity fund that seeks long-term growth of capital by investing in securities of Japanese issuers. FMR normally invests at least 65% of the fund's total assets in these securities. The balance, however, may be invested in securities of other Southeast Asian issuers.
Japan   's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulus packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values of real estate.
FIDELITY OVERSEAS FUND is an equity fund that seeks long-term growth of capital by investing primarily in securities of issuers whose principal activities are outside of the U.S. FMR normally invests at least 65% of the fund's total assets in securities of issuers from at least three different countries outside of North America (the U.S., Canada, Mexico, and Central America). The fund expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality.
FIDELITY SOUTHEAST ASIA FUND is an equity fund that seeks capital appreciation by investing in securities of Southeast Asian issuers. FMR normally invests at least 65% of the fund's total assets in these securities. Southeast Asia includes Hong Kong, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand, but the fund does not anticipate investing in Japan. The balance, however, may be invested in securities of other Asian and South Pacific issuers. In pursuit of its goal, the fund focuses on equity securities, but it may also invest in other types of instruments, including debt securities of any quality.
Countries in Southeast Asia are in various stages of economic development - some are considered emerging markets - but each has unique risks. Most countries in Southeast Asia are heavily dependent on international trade. Some have prosperous economies, but are sensitive to world commodity prices. Others are especially vulnerable to recession in other countries. Some countries in Southeast Asia have experienced rapid growth, although
ma   ny     suffer with obsolete financial systems, economic problems, or archaic legal systems. The return of Hong Kong to Chinese dominion will affect Southeast Asia.
FIXED-INCOME FUNDS
INVESTMENT GRADE
    FIXED-INCOME FUNDS
FIDELITY GOVERNMENT SECURITIES FUND is a fixed-income fund that seeks a high level of current income, consistent with preservation of principal by investing mainly in U.S. Government securities. Under normal conditions, Government Securities Fund will invest at least 65% of its total assets in U.S. Government securities. The fund invests so that the interest from its security holdings is free from state and local taxes. Although the fund
does not maintain an average maturity within a speci   fied     range, FMR
seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities of five to twelve years.
The fund may invest in other instruments which may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
As of September 30, 1996, the fund's dollar-weighted average maturity was
8.2 years. (In determining a security's maturity for purposes of
calculating the fund's a   ver    age        maturity, an estimate of the
average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.)
FIDELITY INTERMEDIATE BOND FUND is a fixed-income fund that seeks a high level of current income by investing primarily in investment-grade, fixed-income obligations.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of three to ten years under
normal conditions.    (    In determining a security's maturity for
purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be
substantially shorter than its stated final maturity.   )     As of April
30, 1996, the fund's dollar-weighted average maturity was approximately 4.9 years.
FIDELITY INVESTMENT GRADE BOND FUND is a fixed-income fund that seeks high current income, consistent with reasonable risk, by normally investing in fixed-income obligations of investment-grade quality. The fund also considers preservation of capital and, where appropriate, takes advantage of opportunities to realize capital appreciation. Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to bonds with maturities between four and ten years.
   As of April 30, 1996, the fund's dollar-weighted average maturity was approximately 7.4 years. (In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.)
HIGH YIELD FIXED-INCOME FUNDS
FIDELITY CAPITAL & INCOME FUND is a fixed-income fund that seeks income and capital growth by investing primarily in debt instruments, convertible securities, and common and preferred stocks. The fund has broad flexibility to pursue its goal by investing in instruments of any type or quality, but FMR expects to invest the majority of the fund's assets in debt instruments and convertible securities, with particular emphasis on lower-quality securities. Many of these securities present the risk of default or may be in default.
In pursuit of its goal, the fund may invest in the equity and debt securities of domestic and foreign companies whose financial condition is perceived to be troubled or uncertain. These companies may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. These investments may be considered speculative and may present substantial potential for loss as well as gain. As a result, the fund's share price may be particularly volatile.
The fund's success depends on FMR's financial analysis and research, and its ability to identify undervalued investments in the market. FMR's analysis focuses on a company's relative values and its potential success in light of its current financial situation, its industry position, economic conditions, and interest rate trends. FMR also evaluates the probable outcome of any pending restructurings and any legal or regulatory risks. Because of the fund's investment strategy, its performance is especially affected by individual company news.
MONEY MARKET FUND   S
FIDELITY MONEY MARKET TRUST: RETIREMENT MONEY MARKET PORTFOLIO is a money market fund that seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in
money market instruments. The fund invests    only     in high-quality,
U.S. dollar-denominated money market securities of domestic and foreign
issuers   , including U.S. Government securities and repurchase
agreements    . The fund also may en   ter into reverse repurchase
agreements.     Under normal conditions, the fund intends to invest more
than 25% of its total assets in obligations of institutions in the financial services industry. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers.
When shares of    Fidelity Money Market Trust:     Retirement Money
Market    Portfolio     are sold, they should be worth the same amount as
when purchased. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund follows industry-standard
guidelines on the quality, maturi   ty, and diversification     of its
investments, which are designed to help maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of an investment in the fund) to change.
The fund earns income at current money market rates. It stresses preservation of capital, liquidity, and income and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
ADDITIONAL RISK CONSIDERATIONS OF THE UNDERLYING FIDELITY FUNDS
The value of an underlying Fidelity fund's domestic and foreign investments varies in response to many factors.
Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Investments in smaller, lesser-known companies carry more risk than investments in larger companies. Their reliance on limited product lines and markets, financial resources, or other factors may make small companies more susceptible to set-backs or downturns. As a result, their stock prices may be particularly volatile.
Bond values fluctuate based on changes in interest rates, market conditions, other economic and political news, and on their quality and maturity. In general, bond prices rise when interest rates fall, and fall when interest rates rise. This effect is usually more pronounced for longer-term bonds and zero coupon bonds. Lower-quality debt securities (sometimes called "junk bonds") offer higher yields, but also carry more risk.
Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Underlying Fidelity funds with an international focus have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for underlying Fidelity funds that invest in emerging markets. The extent of economic development, political instability, and market depth varies widely in comparison to more developed markets. Emerging market economies may be subject to greater social, economic, and political uncertainties, or may be based on only a few industries. Also, to the extent that an underlying Fidelity fund's investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect the fund's share price. Furthermore, to the extent that an underlying Fidelity fund focuses its investments in a particular country or group of countries, its performance is expected to be closely tied to economic and political conditions within its focal area and more volatile than the performance of more geographically diversified funds.
An underlying Fidelity fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short. There is no guarantee that these strategies will work as FMR intends.
OTHER FREEDOM FUND
INVESTMENTS
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. Each Freedom Fund reserves the right to invest in futures contracts or other derivatives temporarily in an effort to remain fully invested, manage cash flows efficiently, or facilitate asset allocation. Depending on how they are used, these investments may effectively increase or decrease a Freedom Fund's stock or bond allocation. CASH MANAGEMENT. Each Freedom Fund may invest in money market securities,
in repur   chase agreements,     and in a money market fund available only
to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: With respect to 75% of its total assets, each Freedom Fund may not purchase a security if, as a result, more than 5% would be invested
in the securities of any issuer.    This limitation does not apply to U.S.
Government Securities or to securities of other investment companies.
 Each Freedom Fund may not invest more than 25% of its total assets in any
one industry.     This limitation does not apply to U.S. Government
securities or to securities of other investment companies        (including
underlying Fidelity funds).
BORROWING. Each Freedom Fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each Freedom Fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a Freedom Fund's securities. A Freedom Fund may also lend money to other funds advised by FMR or its affiliates.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a Freedom Fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS OF THE FREEDOM FUNDS
Some of the policies and restrictions of the Freedom Funds discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies of the Freedom Funds stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Each of Freedom 2000, Freedom 2010, Freedom 2020, and Freedom 2030 seeks high total return. Freedom Income seeks high current income and, as a secondary objective, capital appreciation.
With respect to 75% of its total assets, each Freedom Fund may not purchase a security if, as a result, more than 5% would be invested in the
securities of any issuer.    This limitation does not apply to U.S.
Government securities or to securities of other investment companies.
Each Freedom Fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities or to securities of other investment companies (including underlying Fidelity funds).
Each Freedom Fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a Freedom Fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the Freedom Funds pay fees related to their daily
operations.        Expenses paid out of each Freedom Fund's assets are
reflected in that fund's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
MANAGEMENT FEE
Each Freedom Fund's management fee is calculated and paid to Strategic Advisers every month. Strategic Advisers is responsible for paying all of the other expenses of each Freedom Fund with limited exceptions. The annual management fee for each Freedom Fund is 0.10% of its average net assets. OTHER EXPENSES
FIIOC performs the transfer agency, dividend disbursing and    shareholder
servicing functions for each Freedom Fund. The Freedom Funds do not bear
the cost of these services pe    rformed by FIIOC. Fidelity Service
Com   pany, Inc.     (FSC) calculates the net asset value per share (NAV)
and dividends for each Freedom Fund, maintains each Freedom Fund's general accounting records, and administers the securities lending program for each Freedom Fund. Pursuant to administration agreements between Strategic
Advisers and FMR, FMR bears the cost of the services    performed by
FSC     and pays certain other expenses of the Freedom Funds. Strategic
Advisers pays FMR a monthly administration fee equal to the monthly management fee Strategic Advisers receives from each Freedom Fund, minus an amount equal to an annual rate of 0.02% of that Freedom Fund's average net assets.
Each Freedom Fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each Plan recognizes that Strategic Advisers or FMR may use its management or administration fee revenues, respectively, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Freedom Fund shares. FDC may make payments to third parties, such as banks or broker-dealers, that engage in the sale of the Freedom Funds' shares. The Board of Trustees of each Freedom Fund has authorized such payments.
Each Freedom Fund a   lso     pays other expenses, such as interest on
borrowings, taxes, and the compensation of trustees who are not affiliated with Fidelity.
   T    he portfolio turnover rates fo   r     Freedom Income, Freedom
2000, Freedom 2010, Freedom 2020, and Freedom 2030, were 32%, 19%,
    3%, 21%, and 19%, respectively, for each fund   '    s first fiscal
period end   ed     March 31, 1997. These rates will vary from year to
year.
YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, FBSI. Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in a fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in a fund through a brokerage account.
If you are investing through FBSI or another financial institution or investment professional, refer to its program materials for any special provisions regarding your investment in a fund.
The different ways to set up (register) your account with Fidelity are listed on page .
The account guidelines that follow may not apply to certain retirement
accounts.    If you are investing through a retirement account or if your employer offers the funds through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number
o    r call Fidelity directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL RETIREMENT NEEDS.
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES.
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) KEOGH OR CORPORATE PROFIT SHARING AND MONEY PURCHASE PENSION PLANS allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 403(B) CUSTODIAL ACCOUNTS are available to employees of most tax-exempt institutions, including schools, hospitals, and other charitable organizations.
(solid bullet) 401(K) PROGRAMS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application.
HOW TO BUY SHARES
EACH FUND'S SHARE PRICE, called NAV, is calculated every business day. Each fund's shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4:00 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page . If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an account application with a check, or
(small solid bullet) Open your account by exchanging from another Fidelity fund.
IF YOU ARE INVESTING THROUGH A TAX-SHELTERED RETIREMENT PLAN, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-544-8888 for more information and a retirement application.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
   For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts     $500
TO ADD TO AN ACCOUNT $250
   For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts     $250
   Through regular investment plans*     $100
MINIMUM BALANCE    $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts     $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO
"INVESTOR SERVICES," PA   GE     .
These minimums may vary for investments through Fidelity Portfolio Advisory
Services.    There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program material for details.

    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT


PHONE             (small solid bullet) Exchange from another    (small solid bullet) Exchange from another
1-800-544-7777    Fidelity fund account                         Fidelity fund account
                  with the same                                 with the same
                  registration, including                       registration, including
                  name, address, and                            name, address, and
                  taxpayer ID number.                           taxpayer ID number.

(phone_graphic)                                                 (small solid bullet) Use Fidelity Money Line
                                                                to transfer from your
                                                                bank account. Call
                                                                before your first use to
                                                                verify that this service is
                                                                in place on your
                                                                account. Maximum
                                                                Money Line: Up to
                                                                $100,000.



Mail (mail_graphic)        (small solid bullet) Complete and sign the     (small solid bullet) Make your check
                           account application.                           payable to the complete
                           Make your check                                name of the Freedom
                           payable to the                                 Fund of your choice.
                           complete name of the                           Indicate your Freedom
                           Freedom Fund of your                           Fund account number
                           choice. Mail to the                            on your check and mail
                           address indicated on                           to the address printed
                           the application.                               on your account
                                                                          statement.
                                                                          (small solid bullet) Exchange by mail: call
                                                                          1-800-544-6666 for
                                                                          instructions.

In Person (hand_graphic)   (small solid bullet) Bring your application    (small solid bullet) Bring your check to a
                           and check to a Fidelity                        Fidelity Investor Center.
                           Investor Center. Call                          Call 1-800-544-9797 for
                           1-800-544-9797 for the                         the center nearest you.
                           center nearest you.



Wire (wire_graphic)   (small solid bullet) Call 1-800-544-7777 to     (small solid bullet) Not available for
                      set up your account                             retirement accounts.
                      and to arrange a wire                           (small solid bullet) Wire to:
                      transaction. Not                                Bankers Trust
                      available for retirement                        Company,
                      accounts.                                       Bank Routing
                      (small solid bullet) Wire within 24 hours to:   #021001033,
                      Bankers Trust                                   Account #00163053
                      Company,                                        Specify the complete
                      Bank Routing                                    name of the Freedom
                      #021001033,                                     Fund of your choice
                      Account #00163053                               and include your
                      Specify the complete                            account number and
                      name of the Freedom                             your name.
                      Fund of your choice
                      and include your new
                      account number and
                      your name.





Automatically (automatic_graphic)              (small solid bullet) Not available.   (small solid bullet) Use Fidelity Automatic
                                                                                   Account Builder. Sign
                                                                                    up for this service
                                                                                    when opening your
                                                                                    account, or call
                                                                                    1-800-544-6666 to add
                                                                                     it.

(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4:00 p.m. Eastern time.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other Fidelity funds, which can be requested by phone or in writing. Call 1-800-544-6666 for a retirement distribution form.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, please leave at least
$   2,000     worth of shares in the account to keep it open ($500 for
retirement accounts).
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address), (small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number, (small solid bullet) The dollar amount or number of shares to be redeemed, and
(small solid bullet) Any other applicable requirements listed in the table that follows.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center or mail it to:
 Fidelity Investments
 P.O. Box 660602
 Dallas, TX 75266-0602



                                                    ACCOUNT TYPE                 SPECIAL REQUIREMENTS

Phone 1-800-544-777 (phone_graphic)                 All account types except     (small solid bullet) Maximum check
                                                    retirement                   request: $100,000.
                                                    All account types            (small solid bullet) For Money Line
                                                                                 transfers to your bank
                                                                                 account; minimum: $10;
                                                                                 maximum: Up to
                                                                                 $100,000.
                                                                                 (small solid bullet) You may exchange to
                                                                                 other Fidelity funds if
                                                                                 both accounts are
                                                                                 registered with the
                                                                                 same name(s),
                                                                                 address, and taxpayer
                                                                                 ID number.

Mail or in Person (mail_graphic)(hand_graphic)      Individual, Joint Tenant,    (small solid bullet) The letter of instruction
                                                    Sole Proprietorship,         must be signed by all
                                                    UGMA, UTMA                   persons required to sign
                                                                                 for transactions, exactly
                                                                                 as their names appear
                                                    Retirement account           on the account.
                                                                                 (small solid bullet) The account owner
                                                    Trust                        should complete a
                                                                                 retirement distribution
                                                                                 form. Call
                                                                                 1-800-544-6666 to
                                                     Business or                  request one.
                                                     Organization                 (small solid bullet) The trustee must sign
                                                                                  the letter indicating
                                                                                  capacity as trustee. If
                                                                                  the trustee's name is
                                                     Executor, Administrator,     not in the account
                                                     Conservator, Guardian        registration, provide a
                                                                                  copy of the trust
                                                                                  document certified
                                                                                  within the last 60 days.
                                                                                  (small solid bullet) At least one person
                                                                                  authorized by corporate
                                                                                  resolution to act on the
                                                                                  account must sign the
                                                                                  letter.
                                                                                 (small solid bullet) Include a corporate
                                                                                  resolution with
                                                                                  corporate seal or a
                                                                                  signature guarantee.
                                                                                 (small solid bullet) Call 1-800-544-6666 for
                                                                                  instructions.

Wire (wire_graphic)                                  All account types except     (small solid bullet) You must sign up for
                                                     retirement                   the wire feature before
                                                                                  using it. To verify that it
                                                                                  is in place, call
                                                                                  1-800-544-6666.
                                                                                  Minimum wire: $5,000.
                                                                                 (small solid bullet) Your wire redemption
                                                                                  request must be
                                                                                  received and    accepted
                                                                                         by Fidelity before 4 p.m.
                                                                                  Eastern time for money
                                                                                  to be wired on the next
                                                                                  business day.

(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
24-HOUR SERVICE
ACCOUNT ASSISTANCE
1-800-544-6666
ACCOUNT TRANSACTIONS
1-800-544-7777
PRODUCT INFORMATION
1-800-544-8888
RETIREMENT ACCOUNT
ASSISTANCE
1-800-544-4774
TOUCHTONE        XPRESSSM
1-800-544   -    5555
 AUTOMATED SERVICE
(checkmark)
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)







To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call 1-800-544-6666 if you need copies of financial reports, prospectuses, or historical account information.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page . SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account.
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-544-6666 for more information.
REGULAR INVESTMENT PLANS
FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND

MINIMUM   FREQUENCY     SETTING UP OR CHANGING
$100      Monthly or    (small solid bullet) For a new account, complete the
          quarterly     appropriate section on the fund
                        application.
                        (small solid bullet) For existing accounts, call
                        1-800-544-6666 for an application.
                        (small solid bullet) To change the amount or frequency of
                        your investment, call 1-800-544-6666 at
                        least three business days prior to your
                        next scheduled investment date.


DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUNDA

MINIMUM   FREQUENCY    SETTING UP OR CHANGING
$100      Every pay    (small solid bullet) Check the appropriate box on the fund
          period       application, or call 1-800-544-6666 for an
                       authorization form.
                       (small solid bullet) Changes require a new authorization
                       form.


FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND

MINIMUM   FREQUENCY        SETTING UP OR CHANGING
$100      Monthly,         (small solid bullet) To establish, call 1-800-544-6666 after
          bimonthly,       both accounts are opened.
          quarterly, or    (small solid bullet) To change the amount or frequency of
          annually         your investment, call 1-800-544-6666.


A BECAUSE THEIR SHARE PRICES FLUCTUATE, THESE FUNDS MAY NOT BE APPROPRIATE CHOICES FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
SHAREHOLDER AND ACCOUNT POLICIES


COMBINATION WITH    FIDELITY     FREEDOM INCOME FUND
Freedom Income is designed to provide income and some growth to investors in their retirement. It is expected that each Freedom Fund with a target retirement date will combine its assets with Freedom Income's assets when the two funds' asset allocation targets match, approximately five to ten years after the target retirement date. The funds may be combined, without a vote of shareholders, if the trustees determine at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. When a Freedom Fund with a target retirement date is combined with Freedom Income, its shareholders may have a capital gain or loss for federal tax purposes. Prior to a combination, shareholders of a Freedom Fund with a target retirement date will be notified of the combination and any tax consequences.
DIVIDENDS, CAPITAL GAINS, AND TAXES
Each Freedom Fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, dividends and capital gains for each Freedom Fund with a target retirement date are distributed in December and May. Normally, dividends for Freedom Income are distributed monthly, and capital gains for Freedom Income are distributed in December and May.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. Each fund offers four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund.
FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
SM
When a fund deducts a distribution from its NAV, the reinvestment price is the fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
The assets of each Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. Most underlying Fidelity fund assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Foreign securities held by an underlying Fidelity fund are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current
exchange rates. Shor   t-term securities with remaining maturities of sixty
days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in
a security's market value. In addition, i    f quotations are not readily
available, or if the values have been materially affected by events occurring after the closing of a foreign market, underlying Fidelity fund
assets    may be     valued by another method that the Board of Trustees
believes accurately reflects fair value. An underlying Fidelity money market fund's portfolio securities are valued on the basis of amortized cost. This method helps a money market fund maintain a stable $1.00 share price.
EACH FUND'S OFFERING PRICE (price to buy one share) i   s it    s NAV. Each
fund's REDEMPTION PRICE (price to sell one share)    is its     NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in Strategic Advisers' opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees a fund or its transfer agent has incurred.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead. CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual
maximum charge of $   24    .00 per shareholder. It is expected that
accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts.
T   his     fee will not be deducted from Fide   lity brokerage
accounts,     retirement accounts (except non-prototype retirement
accounts), accounts using regular investment plans, or if total assets with
Fidelity exceed $3   0    ,000. Eligibility for the $3   0    ,000 waiver
is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $   2,000     you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds, including any underlying Fidelity fund. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be
   available     for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in Strategic Advisers' judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50, and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.





This prospectus is printed on recycled paper using soy-based inks. DESCRIPTION OF CHART WHICH APPEARS ON PAGE 19 OF THE FIDELITY FREEDOM FUNDS' PROSPECTUS:
The chart is a rectangular box. The x-axis (the bottom of the box) charts, from left to right, years to retirement and years after retirement in five-year intervals, counting down from 40 years to retirement, reaching retirement, and then counting up to 15 years after retirement. Immediately below and parallel to the x-axis is a straight line with an arrow at each end. A perpendicular line crosses the line at retirement and the word "Retirement" appears below the perpendicular line. The words "Years to Retirement" appear below the parallel line to the left of the perpendicular line, and the words "Years after Retirement" appear below the parallel line to the right of the perpendicular line. The y-axis (the left side of the box) is marked in ten percentage point intervals up from 0% to 100% to indicate the percentage of assets allocated to equity, fixed-income, and money market funds.
The Freedom Funds are positioned along the top of the box at 33, 23, 13, and three years to retirement for Freedom 2030 Fund, Freedom 2020 Fund, Freedom 2010 Fund, and Freedom 2000 Fund, respectively. Freedom Income Fund is positioned at the top of the box at seven years after retirement. Each Fund's position is indicated with a downward pointing solid triangle. Inside the box are vertical lines (from the top of the box to the bottom of the box) at each of the five-year intervals marked on the x-axis. Also inside the box, directly below each Fund's position, are data points that indicate the target asset allocation for that Fund as of March 31, 1997. The first set of data points is charted at 85%, 81%, 67%, 43%, and 20% for Freedom 2030 Fund, Freedom 2020 Fund, Freedom 2010 Fund, Freedom 2000 Fund, and Freedom Income Fund, respectively. The second set of data points is charted at 99%, 87%, and 60% for Freedom 2010 Fund, Freedom 2000 Fund, and Freedom Income Fund, respectively. The data points are indicated by a solid circle.
The data points in each set are connected by a dotted line. The area on the chart from the x-axis up to the dotted line connecting the first set of data points (the "first dotted line") represents the percentage allocation in equity funds. The words "Equity Funds" appear in this area. The area on the chart from the first dotted line up to the dotted line connecting the second set of data points (the "second dotted line") represents the percentage allocation in fixed-income funds. The words "Fixed-Income Funds" appear in this area. The area on the chart from the second dotted line up to the top of the chart represents the percentage allocation in money market funds. The words "Money Market Funds" appear in this area.

FIDELITY ABERDEEN STREET TRUST

FIDELITY FREEDOM FUNDS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER         STATEMENT OF ADDITIONAL INFORMATION


10, 11           ............................    Cover Page

12               ............................    Description of the Trust

13       a - c   ............................    Investment Policies and Limitations

         d       ............................    Portfolio Transactions

14       a - c   ............................    Trustees and Officers

15       a, b    ............................    *

         c       ............................    Trustees and Officers

16       a       i............................   Strategic Advisers and FMR; Portfolio
                                                 Transactions

                 ii...........................   Trustees and Officers
                 .

                 iii..........................   Management Contracts
                 .

         b       ............................    Management Contracts

         c, d    ............................    Contracts with FMR Affiliates

         e       ............................    *

         f       ............................    Distribution and Service Plans

         g       ............................    *

         h       ............................    Description of the Trust

         i       ............................    Contracts with FMR Affiliates

17       a       ............................    Portfolio Transactions

         b       ............................    *

         c       ............................    Portfolio Transactions

         d, e    ............................    *

18       a       ............................    Description of the Trust

         b       ............................    *

19       a       ............................    Additional Purchase, Exchange, and Redemption
                                                 Information

         b       ............................    Additional Purchase, Exchange, and Redemption
                                                 Information; Valuation

         c       ............................    *

20               ............................    Distributions and Taxes

21       a, b    ............................    Contracts with FMR Affiliates

         c       ............................    *

22               ............................    Performance

23               ............................    Financial Statements


* Not Applicable
FIDELITY FREEDOM FUNDS   SM    :
FIDELITY FREEDOM INCOME FUND   SM
FIDELITY FREEDOM 2000 FUND   SM
FIDELITY FREEDOM 2010 FUND   SM
FIDELITY FREEDOM 2020 FUND   SM
FIDELITY FREEDOM 2030 FUND   SM
FUNDS OF FIDELITY ABERDEEN STREET TRUST
STATEMENT OF ADDITIONAL INFORMATION
MAY 20   , 1997
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectus (dated
   May 20    , 199   7    ). Please retain this document for future
reference.    The funds' Annual Report is a separate document supplied with
this SAI.     To obtain    a free     additional copy of the Prospectus or
an Annual Report, please call Fidelity at 1-800-544-8888.
TABLE OF CONTENTS                                           PAGE

Investment Policies and Limitations

Investment Practices of the Freedom Funds

Investment Practices of the Underlying Fidelity Funds

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange, and Redemption Information

Distributions and Taxes

Strategic Advisers and FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Distribution and Service Plans

Description of the Trust

Financial Statements

Appendix

INVESTMENT ADVISER
Strategic Advisers, Inc. (Strategic Advisers)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Investments Institutional Operations Co   mpany, Inc.     (FIIOC)
CUSTODIAN
The Bank of New York (BONY)

INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Freedom Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Freedom Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Freedom Fund's investment policies and limitations.
A Freedom Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
THE FOLLOWING ARE THE FREEDOM FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. EACH FREEDOM FUND MAY NOT:
(1) With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation);
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) Each fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) Each fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) Each fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) Each fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation
(3)). Each fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. Each fund will not borrow from other funds advised by Fidelity Management & Research Company or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) Each fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) Each fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) Each fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the Freedom Funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which the Freedom Funds may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a Freedom Fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.
In accordance with each Freedom Fund's investment program as set forth in the prospectus, a Freedom Fund may invest more than 25% of its assets in any one underlying Fidelity fund. However, each of the underlying Fidelity funds in which a Freedom Fund may invest (other than Fidelity Money Market
Trust: Retirement Money Market Portfolio) will not concentrate more than 25% of its total assets in any one industry, except that Fidelity Money Market Trust: Retirement Money Market Portfolio will invest more than 25% of its total assets in the financial services industry.
INVESTMENT PRACTICES OF THE FREEDOM FUNDS
The following pages contain more detailed information about types of instruments in which a Freedom Fund may invest, strategies Strategic Advisers may employ in pursuit of a Freedom Fund's investment objective, and a summary of related risks. Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the Freedom Fund achieve its goal.
FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500) or the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, Strategic Advisers determines the liquidity of a fund's investments and, through reports from Strategic Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, Strategic Advisers may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by a fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), each fund has received permission to lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than
those available from    an investment in     repurchase agreements, and
will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect a fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by Strategic Advisers.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Strategic Advisers. Such transactions may increase fluctuations in the market value of a fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
(NYSE) and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Strategic Advisers to be of good standing. Furthermore, they will only be made if, in Strategic Advisers' judgment, the consideration to be earned from such loans would justify the risk. Strategic Advisers understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower;
(2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. Strategic Advisers may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, Strategic Advisers will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
INVESTMENT PRACTICES OF THE UNDERLYING FIDELITY FUNDS
The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, strategies FMR may employ in pursuit of an underlying Fidelity fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the underlying Fidelity fund achieve its goal.
AFFILIATED BANK TRANSACTIONS.    A     fund may engage in transactions with
financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.
CLOSED-END INVESTMENT COMPANIES.    A     fund may purchase the shares of
closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
DELAYED-DELIVERY TRANSACTIONS.    A     fund may buy and sell securities on
a delayed-delivery or when-issued basis. These transactions involve a commitment by the fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no
interest accrues to the purchaser until the security is delivered.    A
fund may receive fees for entering into delayed-delivery transactions.
When purchasing securities on a delayed-delivery basis,    a     fund
assumes the rights and risks of ownership, including the risk of price and
yield fluctuations. Because    a     fund is not required to pay for
securities until the delivery date, these risks are in addition to the
risks associated with the fund's other investments. If    a     fund
remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a
form of leverage. When delayed-delivery purchases are outstanding,    a
fund will set aside appropriate liquid assets in a segregated custodial
account to cover its purchase obligations. When    a     fund has sold a
security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities,
   a     fund could miss a favorable price or yield opportunity, or could suffer a loss.
   A     fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
DOMESTIC AND FOREIGN ISSUERS. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. The fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and the fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers. EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency
transactions on a spot (i.e., cash)    or forward     basis    (i.e.,
    by entering into forward contracts to purchase or sell foreign
currencies   ).     Although foreign exchange dealers generally do not
charge a fee for    such     conversion   s    , they do realize a profit
based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should
the    counterparty     desire to resell that currency to the dealer.
   Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a
specific date or range of dates in the future. Forward contracts     are
generally traded in an interbank market        directly between currency
traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the
contemplated currency exchange.    A fund may use currency forward
contracts for any purpose consistent with its investment objective.
The following discussion summarizes the principal currency management
strategies involving forward contracts that could be used by    a     fund.
   A     fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
   A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A     fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example,
if    a     fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset
changes in security values caused by other factors.    A     fund could
also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively
as a    direct     hedge into U.S. dollars. Proxy hedges may result in
losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
   A     fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much
as if    a     fund had sold a security denominated in one currency and
purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but
will cause    a     fund to assume the risk of fluctuations in the value of
the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover
currency forward contracts. As required by SEC guidelines,    a     fund
will segregate assets to cover currency forward contracts, if any, whose
purpose is essentially speculative.    A     fund will not segregate assets
to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may
substantially change    a     fund's investment exposure to changes in
currency exchange rates and could result in losses to    a     fund if
currencies do not perform as FMR anticipates. For example, if a currency's
value rose at a time when FMR had hedged    a     fund by selling that
currency in exchange for dollars,    a     fund would    not
participate in the currency's appreciation. If FMR hedges currency exposure
through proxy hedges,    a     fund could realize currency losses from
both     the hedge and the security position if the two currencies do not
move in tandem. Similarly, if FMR increases    a     fund's exposure to a
foreign currency and that currency's value declines,    a     fund will
realize a loss. There is no assurance that FMR's use of currency management
strategies will be advantageous to    a     fund or that it will hedge at
appropriate time   s    .
FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by the fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
FUNDS' RIGHTS AS A SHAREHOLDER. A fund does not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that a fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the fund and the risk of actual liability if the fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following sections pertain to futures and options:
Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options. ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. The fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS. When the fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500) or the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The fund intends to file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. The fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums. In addition, the fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features
similar to options.    Fidelity Government Securities Fund further limits
its options and futures investments to options and futures contracts relating to U.S. Government Securities.
The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates the fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of the fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by a fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities, and over-the-counter options. Also, FMR may determine some restricted securities, time-deposits, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at
fair value (and, for    Fidelity Money Market Trust:     Retirement Money
Market Portfolio, are valued for purposes of monitoring amortized cost valuation at fair value) as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% or 15% of its net assets, depending upon the fund, was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES.    A     fund may purchase securities whose prices are
indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Fidelity Government Securities Fund currently intends to participate in this program only as a borrower. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
ISSUER LOCATION. FMR determines where an issuer or its principal business activities are located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities; (2) the security has its primary trading market in that country; or (3) the issuer is organized under the laws of that country, derives at least 50% of its revenues or profits from goods sold, investments made, or services performed in the country, or has at least 50% of its assets located in the country.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the fund's policies regarding the quality of debt securities.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If the fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer the fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the fund relies on FMR's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness purchased by the fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. The fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.
The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limitations, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities (those rated below Baa by Moody's Investors Service or BBB by Standard and Poor's, and unrated securities judged by FMR to be of equivalent quality) have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and the fund's ability to dispose of these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by the fund. In considering investments for the fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
   A     fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.
MORTGAGE-BACKED SECURITIES. The fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations
(CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the fund may invest in them if FMR determines they are consistent with the fund's investment objective and policies.
The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. The fund may own a municipal security directly or through a participation interest.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY (MONEY MARKET FUNDS). Pursuant to procedures adopted by the Board of Trustees, the fund may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2). Split-rated securities may be determined to be either first tier or second tier based on applicable regulations.
The fund may not invest more than 5% of its total assets in second tier securities. In addition, the fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature. REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REPURCHASE AGREEMENTS. In a repurchase agreement,    a     fund purchases a
security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is the fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of
the security. However, in general,    Fidelity Money Market Trust:
    Retirement Money Market Portfolio anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement,    a
fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement.
   A     fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. The fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
(NYSE) and a subsidiary of FMR Corp.
Securities lending allows the fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that the fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which the fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES (GROWTH & INCOME AND HIGH INCOME FUNDS). The fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security the fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.
When the fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. The fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.
SHORT SALES "AGAINST THE BOX" (GROWTH AND MONEY MARKET FUNDS). If the fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
A money market fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Short sales could be used to protect the net asset value per share of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of
the credit of a bank or    other     entity in determining whether to
purchase a security supported by a letter of credit guarantee,    put or
demand feature,     insurance or other source of credit or liquidity. In
evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
SOVEREIGN DEBT OBLIGATIONS. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.
STRIPPED GOVERNMENT SECURITIES. Stripped government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.
Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payments, which the dealer then sells. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), and Treasury Investment Growth Receipts (TIGRS), and generic receipts, such as Treasury Receipts (TRs), are privately stripped U.S. Treasury securities.
Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a money market fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds.
STRIPPED MORTGAGE-BACKED SECURITIES are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.
The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of investments or market factors. Depending on their structure, swap agreements may increase or decrease the fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The fund is not limited to any particular form of swap agreement if FMR determines it is consistent with the fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift    a     fund's investment exposure from
one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the fund's investments and its share price and yield.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that
determine the amounts of payments due to and from    a     fund. If a swap
agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline,
potentially resulting in losses.    A     fund expects to be able to
eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
   A     fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements.
If    a     fund enters into a swap agreement on a net basis, it will
segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued
amount the fund is entitled to receive under the agreement. If    a
fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
VARIABLE OR FLOATING RATE OBLIGATIONS bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate instruments have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.
VARIABLE AND FLOATING RATE SECURITIES (MONEY MARKET FUNDS) provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
WARRANTS. Warrants are securities that give the fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to expiration date. These factors can make warrants more speculative than other types of investments.
ZERO COUPON BONDS do not make regular interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, the fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
A broker-dealer creates a DERIVATIVE ZERO by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.
The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) can also be separated in this fashion. ORIGINAL ISSUE ZEROS are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities (normally, shares of the underlying Fidelity funds) are placed on behalf of each Freedom Fund by Strategic Advisers, either itself or through its affiliates, pursuant to authority contained in each Freedom Fund's management contract. A Freedom Fund will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities.
All orders for the purchase or sale of portfolio securities are placed on behalf of each underlying Fidelity fund by FMR pursuant to authority contained in each underlying Fidelity fund's management contract. Because the market for most OTC securities is made by market or dealers, rather than on an exchange, FMR will place most of its orders on behalf of Fidelity OTC Portfolio with dealers. Ordinarily commissions are not charged on such orders. Thus, Fidelity OTC Portfolio should incur a relatively small amount of commission expenses. When Fidelity OTC Portfolio places an order with a dealer, it pays a spread, which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. If FMR grants investment management authority to an underlying Fidelity fund's sub-adviser, the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities on behalf of that fund, and will do so in accordance with the policies described below.
Strategic Advisers and FMR each is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Money market securities generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, Strategic Advisers and FMR consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, for certain underlying Fidelity funds, arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiations.
The Freedom Funds and underlying Fidelity funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which Strategic Advisers, FMR or their affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). Strategic Advisers and FMR may maintain listings of broker-dealers who provide such services on a regular basis. However, as many transactions in money market securities are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of transactions in such securities directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by Strategic Advisers or FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by Strategic Advisers' or FMR's investment staff (for equity funds), and is based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the Freedom Funds or the underlying Fidelity funds may be useful to Strategic Advisers or FMR, as the case may be, in rendering investment management services to the respective funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other Strategic Advisers or FMR clients may be useful to Strategic Advisers or FMR, as the case may be, in carrying out its obligations to the respective funds. The receipt of such research has not reduced Strategic Advisers' or FMR's normal independent research activities; however, it enables Strategic Advisers and FMR to avoid the additional expenses that could be incurred if Strategic Advisers or FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
Strategic Advisers and FMR are authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. Strategic Advisers and FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services (FBS), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited. (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each of certain underlying Fidelity funds toward payment of that fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. The Trustees periodically review Strategic Advisers' or FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Freedom Funds or the underlying Fidelity funds, respectively, and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   The turnover rates for Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, and Freedom 2030, were 32%, 19%, 3%, 21%, and 19%, respectively, for each fund's first fiscal period ending March 31, 1997. For their most recently ended fiscal periods, the underlying Fidelity funds' portfolio turnover rates ranged from 30% to 297%. There can be no assurance that the turnover rates for the underlying Fidelity funds will remain within this range during subsequent fiscal periods. A high turnover rate increases transaction costs and may increase taxable gains.
For the fiscal period ended March 1997, the funds paid no brokerage commissions.
During the fiscal    period     ended March 1997, the funds paid no fees to
brokerage firms that provided research services.
From time to time the Trustees will review whether the recapture for the benefit of the Freedom Funds or the underlying Fidelity funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each Freedom Fund are substantially the same as those of the underlying Fidelity funds and other funds managed by FMR or its affiliates, investment decisions for each Freedom Fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more Freedom Funds and/or underlying Fidelity funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining Strategic Advisers or FMR as investment adviser to each Freedom Fund or underlying Fidelity fund, as the case may be, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service C   ompany, Inc.     (FSC) normally determines each
Freedom Fund's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each fund's NAV.
The assets of each Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. VALUATION OF UNDERLYING FIDELITY FUNDS' PORTFOLIO SECURITIES
EQUITY FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity
securities for which the primary market is the U   nited States     are
valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the
U   nited States     are valued using the official closing price or the
last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.
   Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
   Short-term securities with remaining maturities of sixty days or less for which market quotations are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which
approximate current value. In addition,     securities and other assets for
which there is no readily available market    value may be     valued in
good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
FIXED-INCOME FUNDS.    Portfolio securities are valued by various methods
depending on the primary market or exchange on which they trade.
Fixed-income securities and other assets     for which market quotations
are readily available    may be     valued at market values determined by
   such securities'     most recent bid prices (sales prices if the
principal market is an exchange) in the principal market in which    they
normally are     traded   , as furnished by recognized dealers in such
securities or assets.
Or fixed-income securities and convertible securities     may be valued on
the basis of    information     furnished by a pricing service that uses
   a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.
   Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which market quotations are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
MONEY MARKET FUNDS. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
During periods of declining interest rates, the fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing the fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. The fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize the fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
The Freedom Funds and the underlying Fidelity funds may quote performance in various ways, and the Freedom Funds may quote the performance of various underlying Fidelity funds. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Share price (except for a money market fund), yield, and total return fluctuate in response to market conditions and other factors, and (except for a money market fund) the value of shares when redeemed may be more or less than their original cost. The following paragraphs describe how yield and total return are calculated by the Freedom Funds and the underlying Fidelity funds.
YIELD CALCULATIONS. Yields for a non-money market fund are computed by dividing the fund's interest and dividend income, if any, for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the fund's NAV or offering price, as applicable, at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Yields do not reflect a fund's redemption fee, if any. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.
Income calculated for the purposes of calculating a non-money market fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a non-money market fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
In calculating a fund's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing the fund's yield.
To compute a money market fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A money market fund also may calculate a compound effective yield by compounding the base period return over a one-year period. In addition the current yield, a money market fund may quote yields in advertising based on any historical seven-day period. Yields for a money market fund are calculated on the same basis as other money market funds, as required by regulation.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, each fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
   Fidelity     Government Securities Fund's tax-equivalent yield is the
rate an investor would have to earn from a fully taxable investment to equal the fund's tax-free yield. For funds such as this fund, earning interest free from state (and sometimes local) taxes in most states, tax-equivalent yields may be calculated by dividing the fund's yield by the result of one minus a specified tax rate.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining a fund's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis, may be quoted with or without taking a fund's maximum sales charge, if any, into account, and may or may not include the effect of a fund's redemption fee, if any. Excluding a fund's sales charge or redemption fee, if any, from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a fund's NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

HISTORICAL FUND RESULTS. The following table shows the funds' cumulative
total returns for the period October 17, 1996 through     March 31   ,
1997.
Cumulative Total Returns

                           Life of Fund*



   Freedom Income           1.99%

   Freedom 2000             2.09%

   Freedom 2010             2.59%

   Freedom 2020             2.99%

   Freedom 2030             2.99%

   * From October 17, 1996 (commencement of operations).
Note: If Strategic Advisers had not reimbursed certain fund expenses during the period, each fund's total returns would have been lower.
The following tables show the income and capital elements of each fund's cumulative total return. The tables compare each fund's return to the
record of the     S&P 500, the Dow Jones Industrial Average (DJIA),
    and the cost of living   , as     measured by the Consumer Price Index
   (    CPI)   ,     over the same period. The    CPI information is as of
the month end closest to the initial investment date for each fund. The
    S&P 500 and DJIA comparisons    are provided to     show how    each
    fund's total return compared to the record of a broad    unmanaged
index     of common stock   s     and a narrower set of stocks of major
industrial companies, respectively    over the same period    .    Because
a     bond or money market fund invests in fixed-income securities, common
stocks represent a different type of investment from the fund   s    .
Common stocks generally offer greater growth potential than a bond or money market fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as a bond or money market
fund.    Each     fund has the ability to invest in securities not included
in    either     inde   x    , and its investment portfolio may or may not
be similar in composition to the inde   x    es. Th   e S&    P 500    and
    DJIA    returns are based on the prices of     unmanaged groups of
stocks and, unlike    each     fund's returns, do not include the effect of
paying brokerage commissions and other costs of investing.
   The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the period from October 17, 1996 (commencement of operations) to March 31, 1997, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates, bond prices, and stock prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a fund today. Tax consequences of different investments have not been factored into the figures below. During the period from October 17, 1996 (commencement of operations) to March 31, 1997, a hypothetical $10,000 investment in Freedom Income would have grown to $10,199.
FREEDOM INCOME                                  INDICES




   Period Ended   Value of    Value of       Value of       Total            S&P 500           DJIA              Cost of
   March 31       Initial     Reinvested     Reinvested     Value                                                 Living**
                  $10,000     Dividend       Capital Gain
                  Investment  Distributions  Distributions







   *1997          $ 10,060     $ 139            $ 0            $ 10,199          $ 10,846          $ 11,037          $ 10,107


   * From October 17, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Freedom Income on October 17, 1996, the net amount invested in Freedom Income shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,140. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $140 for dividends and $0 for capital gain distributions.
   During the period from October 17, 1996 (commencement of operations) to March 31, 1997, a hypothetical $10,000 investment in Freedom 2000 would have grown to $10,209.
FREEDOM 2000                                  INDICES




   Period Ended    Value of    Value of           Value of          Total         S&P 500           DJIA            Cost of
   March 31        Initial     Reinvested         Reinvested        Value                                           Living**
                   $10,000        Dividend        Capital Gain
                   Investment  Distributions   Distributions







   *1997          $ 10,120        $ 89              $ 0            $ 10,209        $ 10,846        $ 11,037          $ 10,107


   * From October 17, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Freedom 2000 on October 17, 1996, the net amount invested in Freedom 2000 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,090. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $90 for dividends and $0 for capital gain distributions.
During the period from October 17, 1996 (commencement of operations) to March 31, 1997, a hypothetical $10,000 investment in Freedom 2010 would have grown to $10,259.
FREEDOM 2010                                  INDICES




   Period Ended Value of  Value of     Value of              Total            S&P 500           DJIA              Cost of
   March 31     Initial   Reinvested   Reinvested            Value                                                 Living**
                $10,000   Dividend     Capital Gain
                          Investment   Distributions         Distributions







   *1997        $ 10,150   $ 109            $ 0               $ 10,259          $ 10,846          $ 11,037          $ 10,107


   * From October 17, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Freedom 2010 on October 17, 1996, the net amount invested in Freedom 2010 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,110. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $110 for dividends and $0 for capital gain distributions.
During the period from October 17, 1996 (commencement of operations) to March 31, 1997, a hypothetical $10,000 investment in Freedom 2020 would have grown to $10,299.
FREEDOM 2020                                  INDICES





   Period Ended Value of   Value of         Value of             Total            S&P 500           DJIA              Cost of
   March 31     Initial    Reinvested    Reinvested              Value                                                Living**
                $10,000    Dividend         Capital Gain
                Investment Distributions Distributions







   *1997     $ 10,210         $ 89            $ 0               $ 10,299        $ 10,846          $ 11,037          $ 10,107


   * From October 17, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Freedom 2020 on October 17, 1996, the net amount invested in Freedom 2020 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,090. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $90 for dividends and $0 for capital gain distributions.
During the period from October 17, 1996 (commencement of operations) to March 31, 1997, a hypothetical $10,000 investment in Freedom 2030 would have grown to $10,299.
FREEDOM 2030                                  INDICES




   Period Ended Value of    Value of         Value of          Total            S&P 500           DJIA              Cost of
   March 31     Initial     Reinvested    Reinvested           Value                                                 Living**
                $10,000     Dividend         Capital Gain
                Investment  Distributions Distributions







   *1997        $ 10,210        $ 89          $ 0             $ 10,299          $ 10,846          $ 11,037          $ 10,107


   * From October 17, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Freedom 2030 on October 17, 1996, the net amount invested in Freedom 2030 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,090. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $90 for dividends and $0 for capital gain distributions.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
The performance of each Freedom Fund may be compared to the performance of a Target Asset Allocation Composite Index (Composite Index). A Freedom Fund's Composite Index is a representation of the performance of the asset classes (domestic and international equity funds, investment grade and high yield fixed-income funds, and money market funds) in which a Freedom Fund is invested and is based on the weightings of each asset class in a Freedom Fund. The following indices are used to calculate a Freedom Fund's Composite Index: Standard & Poor's 500 Index (S&P 500) for the domestic equity fund class, Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) for the international equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the high yield fixed-income fund class, and Salomon Brothers 3-Month T-Bill Total Rate of Return Index for the money market fund class. The index weightings of each Composite Index are rebalanced monthly.
The index weightings in the Fidelity Freedom 2000 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2020 Composite Index, and Fidelity Freedom 2030 Composite Index, are adjusted semi-annually to reflect the changing asset allocations of the Freedom Funds with target retirement dates. On June 30 of each calendar year, the index weightings will be adjusted to reflect the average of the Freedom Fund's actual asset allocation as of March 31 and its projected target asset allocation as of September 30, as reported in the Freedom Funds' Annual Report for the fiscal year ended March 31. On December 31, the index weightings will be adjusted to reflect the Freedom Fund's actual asset allocation as of September 30 and its projected target asset allocation as of March 31, as reported in the Freedom Funds' Semi-Annual Report for the period ended September 30. The index weightings in the Fidelity Freedom Income Composite Index are not adjusted semi-annually, as Freedom Income maintains a stable asset allocation strategy.



                   THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
                   OCTOBER 17, 1996 THROUGH JUNE 30, 1997*

                   S&P 500         MSCI EAFE          Lehman Brothers          Merrill Lynch High           Salomon Brothers
                                                      Aggregate Bond           Yield Master Index           3-Month T-Bill
                                                      Index                                                 Total Rate of
                                                                                                            Return Index

   Freedom Income  20.0%            --                 40.0%                     --                           40.0%

   Freedom 2000    39.2%            4.4%               40.9%                     4.0%                         11.5%

   Freedom 2010    59.2%            9.7%               24.1%                     7.0%                         --

   Freedom 2020    70.0%            12.4%              10.1%                     7.5%                         --

   Freedom 2030    70.0%            15.0%              5.0%                      10.0%                        --


   * The weightings of the Composite Indices of the Freedom Funds' did not change on December 31, 1996.




                   THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
                   JUNE 30, 1997 THROUGH DECEMBER 31, 1997

                   S&P 500         MSCI EAFE          Lehman Brothers          Merrill Lynch High           Salomon Brothers
                                                      Aggregate Bond            Yield Master Index           3-Month T-Bill
                                                      Index                                                  Total Rate of
                                                                                                            Return Index

   Freedom Income  19.7%            --                 40.3%                     --                           40.0%

   Freedom 2000    38.2%            4.5%               40.8%                     4.0%                         12.5%

   Freedom 2010    57.7%            9.5%               25.0%                     7.1%                         0.7%

   Freedom 2020    69.1%            12.6%              10.7%                     7.6%                         --

   Freedom 2030    69.6%            15.1%              5.3%                      10.0%                        --


   S&P 500. The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stocks.
MSCI EAFE. The Morgan Stanley Capital International Europe, Australasia, Far East Index, is a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. Stocks are selected for the Morgan Stanley Capital International (MSCI) indexes on the basis of industry representation, liquidity, sufficient float, and avoidance of cross-ownership. The MSCI Free indexes exclude those stocks that cannot be purchased by foreign investors in otherwise free markets.
LEHMAN BROTHERS AGGREGATE BOND INDEX is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association
(GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans. MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds with an outstanding par value of at least $50 million and maturities of at least one year. Issues included in the index have a credit rating lower than BBB-/Baa3 but are not in default (DDD1 or lower). Split-rated issues (i.e., rated investment-grade by one rating agency and high-yield by another) are included in the index based on the issue's corresponding composite rating. Structured-note issues, deferred interest bonds, and pay-in-kind bonds are excluded.
SALOMON BROTHERS 3-MONTH T-BILL TOTAL RATE OF RETURN INDEX is a representation of the average of T-Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term instruments). The following table represents the comparative indices' calendar year-to-year performance.


                 S&P 500           MSCI EAFE          Lehman Brothers
          Merrill Lynch High           Salomon Brothers
                                                      Aggregate Bond
           Yield
                       3-Month T-Bill

                                                      Index                     Master Index                 Total Rate of

                                                                                                             Return Index


   1996           22.96%            6.05%              3.63%                     11.06%                       5.25%


   1995           37.58%            11.21%             18.47%                    19.91%                       5.75%


   1994           1.32%             7.78%              (2.92)%                   (1.17)%                      4.24%


   1993           10.08%            32.56%             9.75%                     17.18%                       3.09%


   1992           7.62%             (12.17)%           7.40%                     18.16%                       3.61%


   1991           30.47%            12.13%             16.00%                    34.58%                       5.75%


   1990           (3.10)%           (23.45)%           8.96%                     (4.35)%                      7.90%


   1989           31.69%            10.53%             14.53%                    4.23%                        8.64%


   1988           16.61%            28.27%             7.89%                     13.47%                       6.76%


   1987           5.10%             24.63%             2.76%                     4.67%                        5.91%



   A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio managers.
VOLATILITY. A fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a fund may compare these measures to those of other funds. Measures of volatility seek to compare a fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity. MOMENTUM INDICATORS indicate a fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of    March     3   1    , 199   7    , FMR advised over $28 billion in
tax-free fund assets, $96 billion in money market fund assets, $306 billion in equity fund assets, $64 billion in international fund assets, and $27 billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and FMR's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, a bond or money market fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
Each Freedom Fund may reference, illustrate or discuss the performance of the underlying Fidelity funds.
   Each Freedom Fund may also reference, illustrate, or discuss the fund's composite portfolio returns. Composite portfolio returns show the change in value of an investment in a composite portfolio of underlying funds for the periods shown based on the asset allocation for each Freedom Fund as of the end of the most recent semi-annual period, including reinvestment of dividends and capital gains, and deduction of expenses at the Freedom Fund and underlying fund levels. Composite portfolio returns do not reflect any Freedom Fund's actual performance and should not be considered indicative of past or future performance. In addition, composite portfolio returns should not be considered as a substitute for any Freedom Fund's own performance. Composite portfolio returns are intended to demonstrate how hypothetical investments based on a Freedom Fund's last reported asset allocation would have performed over the periods shown. Unlike the actual asset allocation of a Freedom Fund over time, composite portfolio returns assume that the asset allocation of a composite portfolio remained fixed during the periods shown. As Freedom 2030, Freedom 2020, Freedom 2010, and Freedom 2000 near their target retirement dates, asset allocations become increasingly conservative and scheduled adjustments to the target asset allocations increase in magnitude. Because Freedom Income is designed for individuals already in retirement, the fund's assets are allocated according to a stable asset allocation target.
In addition, Strategic Advisers retains discretion to modify a Freedom Fund's target asset allocation and the identity of one or more of the underlying funds from time to time. The composite portfolio returns do not represent actual trading or reflect the effect that economic or market conditions might have had on Strategic Adviser's decisions to make adjustments if it had actually managed the Freedom Funds during the periods shown. Although composite portfolio returns do not reflect either target or discretionary adjustments, such adjustments will have a significant impact on a Freedom Fund's actual performance.
HISTORICAL RESULTS    -     UNDERLYING FIDELITY FUNDS. The following table
shows the underlying Fidelity funds' 7-day or 30-day yields and/or total
returns for the periods ended March 31,    1997.     Total return figures
include the effect of a fund's maximum sales charge, if any, but do not include the effect of a fund's redemption fee, if any.

            Average Annual Total Returns                           Cumulative Total Returns



Underlying Fidelity Fund         Yield(dagger)   One    Five    Ten       One    Five    Ten
                                                 Year   Years   Years/    Year   Years   Years/
                                                                Life of                  Life of
                                                                Fund*                    Fund*





Fidelity Blue Chip
Growth Fund1                 N/A              9.95%       17.12%           18.52%    9.95%       120.42%           382.31%

Fidelity Capital & Income
Fund2                           5.02    %    9.28%       11.60%           9.99%     9.28%       73.12%            159.16%

Fidelity Disciplined Equity
Fund                         N/A              12.75%      14.12%           17.22%    12.75%      93.53%            271.6   2    %

Fidelity Diversified
International Fund           N/A              17.04%      13.73%           11.08%    17.04%         9    0.24%     73.88%

Fidelity Equity-Income Fund  N/A              16.55%      17.24%           12.16%    16.55%      121.54%           214.95%

Fidelity Europe Fund3        N/A              18.56%      15.03%           9.88%     18.56%      101.38%           156.54%

Fidelity Fund                N/A              13.43%      15.67%           12.29%    13.43%      107.02%           218.82%

Fidelity Government
Securities Fund                 6.03    %    3.69%       7.01%            7.67%     3.69%       40.33%            109.47%

Fidelity Growth & Income
Portfolio                    N/A              15.20%      16.93%           15.23%    15.20%      11   8    .60%    312.89%

Fidelity Growth Company
Fund4                        N/A              7.59%       15.00%           14.78%    7.59%       101.13%           296.96%

Fidelity Intermediate Bond
Fund                           6.17    %    4.45%       6.62%            7.26%     4.45%       37.76%            101.63%

Fidelity Investment Grade
Bond Fund                      6.30    %    4.20%       7.22%            7.90%     4.20%       41.72%            113.91%

Fidelity Japan Fund5        N/A              (19.02)%   N/A               2.11%     (19.02)%   N/A                9.96%

Fidelity Money Market
Trust:                        5.18    %    5.28%       4.42%            5.63%     5.28%       24.14%            57.82%
Retirement Money Market Portfolio

Fidelity OTC Portfolio6     N/A              5.97%       12.68%           13.10%    5.97%       81.62%            242.51%

Fidelity Overseas Fund      N/A              12.66%      10.5   1    %    6.25%     12.66%      64.83%            83.32%

Fidelity Southeast Asia
Fund7                       N/A              (7.28)%    N/A               10.09%    (7.28)%    N/A                46.21%


* Fidelity Blue Chip Growth Fund commenced operations on December 31, 1987. Fidelity Disciplined Equity Fund commenced operations on December 28,
1988.
 Fidelity Diversified International Fund commenced operations on December 27, 1991.
 Fidelity Japan Fund commenced operations on September 15, 1992.
 Fidelity Money Market Trust: Retirement Money Market Portfolio commenced operations on December 2, 1988.
 Fidelity Southeast Asia Fund commenced operations on April 19, 1993.
(dagger) Yields shown are for the 30-day period ended    March 31,
1997    , except for the yield shown for Fidelity Money Market Trust:
Retirement Money Market Portfolio, which is for the seven-day period ended
   March 31    , 199   7    .
1 Total return figures include the effect of Fidelity Blue Chip Growth Fund's 3.0% sales charge.
2 Total return figures do not include the effect of Fidelity Capital & Income Fund's 1.5% redemption fee, applicable to shares held less than 365 days. In addition, when considering historical performance, be aware that effective December 30, 1990, the fund adopted a new investment objective and changed its name from Fidelity High Income Fund to Fidelity Capital & Income Fund. Accordingly, historical performance may not be representative of the fund's future performance under its current investment objective and policies.
3 Total return figures include the effect of Fidelity Europe Fund's 3.0% sales charge, but do not include the effect of the fund's 1.0% redemption fee, applicable to shares held less than 90 days.
4 Total return figures include the effect of Fidelity Growth Company's 3.0%
sales charge which was in effect prior to January    1,     1997.
5 Total return figures include the effect of Fidelity Japan Fund's 3.0% sales charge, but do not include the effect of the fund's 1.5% redemption fee, applicable to shares held less than 90 days.
6 Total return figures include the effect of Fidelity OTC Portfolio's 3.0% sales charge.
7 Total return figures include the effect of Fidelity Southeast Asia Fund's 3.0% sales charge, but do not include the effect of the fund's 1.5% redemption fee, applicable to shares held less than 90 days.
Note: If FMR had not reimbursed certain funds' expenses during these periods, the funds' total returns would have been lower.
The performance data relating to the underlying Fidelity funds set forth above is not indicative of future performance of either the underlying Fidelity funds or the Freedom Funds. The performance reflects the impact of sales charges that will not be incurred by the Freedom Funds when they purchase shares of the underlying Fidelity funds.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
Each Freedom Fund is open for business and its NAV is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday
closings fo   r 1997    : New Year's Day, Washington's Birthday, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although Strategic Advisers expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the funds will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines each Freedom Fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each Freedom Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each Freedom Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in Strategic Advisers' judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. A portion of each Freedom Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Freedom Fund's income is derived from qualifying dividends or from the qualifying portion of dividends from an underlying Fidelity fund. For the Freedom Funds and for those underlying Fidelity funds that may earn other types of income that do not qualify for the dividends-received deduction available to corporate shareholders, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of fund dividends that qualifies for the deduction generally will be less than 100%. Each Freedom Fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction. A portion of each Freedom Fund's dividends derived from certain U.S. Government obligations, including the portion of dividends from an underlying Fidelity fund derived from certain U.S. Government obligations, may be exempt from state and local taxation. Short-term capital gains (including short-term capital gains distributed by an underlying Fidelity fund as a dividend as well as short-term capital gains earned on the sale of underlying Fidelity fund shares or other securities) are distributed as dividend income. Each Freedom Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year. CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each Freedom Fund (including amounts attributable to an underlying Fidelity fund's capital gain distributions as well as long-term capital gains earned on the sale of underlying Fidelity fund shares or other securities) and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a Freedom Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each Freedom Fund are taxable to shareholders as dividends, not as capital gains.
As of March 31, 1997, Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, and Freedom 2030 hereby designates approximately $5,000, $13,000, $4,000, $8,000, and $3,000, respectively, as a capital gain dividend for the purpose of the dividend paid deduction.
TAX STATUS OF THE FUNDS. Each Freedom Fund intends to qualify each year as a " regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each Freedom Fund intends to distribute substantially all of its net investment income and net realized capital gains. Each Freedom Fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities (including underlying Fidelity fund shares) held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some futures contracts and options are included in this 30% calculation, which may limit a Freedom Fund's investments in such instruments.
Each Freedom Fund is treated as a separate entity from the other funds of the trust for tax purposes.
Five to ten years after a Freedom Fund with a target retirement date reaches its target retirement year, its asset allocation target is expected to match Freedom Income Fund's asset allocation target. It is expected that at such time the assets of the Freedom Fund with a target retirement date will be combined with the assets of Freedom Income Fund. The Trustees reserve the right to engage in such transactions in the best interests of the funds, taking into account then existing laws and regulations. The trust's Trust Instrument empowers the Trustees to take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of a Freedom Fund with a target retirement date.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each Freedom Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Freedom Fund is suitable to their particular tax situation.
STRATEGIC ADVISERS AND FMR
All of the stock of FMR and Strategic Advisers is owned by FMR Corp., their parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those
conducted by    its division,     Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR, including the underlying Fidelity funds. If the interests of a Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust, Strategic Advisers, or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (66), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (55), Trustee and Senior Vice President, is Vice Chairman
of FMR Corp.; President of    Fidelity Investments Institutional Services
Company, (FIIS) Inc.; and President and a Director of     FMR Texas Inc.,
Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
RALPH F. COX (64), Trustee (1991), is a management consultant (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (   65    ), Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency
(CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
E. BRADLEY JONES (   69    ), Trustee. Prior to his retirement in 1984, Mr.
Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (   64    ), Trustee, is Executive-in-Residence (1995) at
Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   54    ), Trustee, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   WILLIAM O. McCOY (63), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (67), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust,
1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MANN (   63    ), Trustee (1993), is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
WILLIAM J. HAYES (62), Vice President (1994), is Vice President of Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
   ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (49), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
ROBERT H. MORRISON (56), Manager of Security Transactions of Fidelity's equity funds is Vice President of FMR.
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
   LEONARD M. RUSH (51), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of
each Trustee of each    Freedom     Fund for his or her services for the
fiscal year ended    March 31, 1997, or calendar year ended December 31,
1996, as applicable    .
COMPENSATION TABLE



AGGREGATE
J. Gary    Ralph  Phyllis  Richard  Robert Edward  E.        Donald    Peter William  Gerald C. Edward    Marvin  Thomas
COMPENSATI
Burkhead** F. Cox Burke    J.       M.     C.      Bradley   J.        S.    O.       McDonough H.        L. Mann R.
ON FROM           Davis    Flynn    Gates  Johnson Jones     Kirk      Lynch McCoy              Malone            Williams
A FUND                     ***      ****   3d.**                       **    *****                        ***

Freedom
$ 0        $ 2    $ 2      $ 0      $ 0    $ 0     $ 2       $ 2       $ 0   $ 2      $ 3       $ 0       $ 2      $ 2
IncomeB,+

Freedom
0          4      4        0        1      0       4         4         0     4        5         0         4         4
2000B,+

Freedom
0          5      5        1        1      0       5         5         0     5        6         1         5         5
2010B,+

Freedom
0          3      3        0        0      0       3         3         0     3        4         0         3         3
2020B,+

Freedom
0          1      1        0        0      0       1         1         0     1        1         0         1         1
2030B,+

TOTAL
   $ 0 $137,000 $ 134,700 $ 168,000 $ 0    $ 0     $ 134,700 $ 136,200 $ 0   $ 85,333 $ 136,200 $ 136,200 $ 134,700 $     136,200
COMPENSATI

ON FROM

THE        FUND

COMPLEX*,A



   + Estimated
* Information is for the calendar year ended December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the funds are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
**** Mr. Gates was appointed to the Board of Trustees effective March 1,
1997.
***** During the period from May 1, 1996 through December 31, 1996, William
O. McCoy served as a Member of the Advisory Board of the Trust. Mr. McCoy was appointed to the Board of Trustees effective January 1, 1997.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B Compensation figures include cash, and may include amounts required to be deferred, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and amounts deferred at the election of Trustees.
Under a retirement program adopted in July 1988 and modified in November
1995    and November 1996    , each non-interested Trustee    who retired
before December 30, 1996     may receive payments from a Fidelity fund
during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is
neither secured nor funded. A Trustee bec   a    me eligible to participate
in the program at the end of the calendar year in which he or she
reache   d     age 72, provided that, at the time of retirement, he or she
ha   d     served as a Fidelity fund Trustee for at least five years.
   The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in such designated securities under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each then-existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
As of    March 31, 1997,     approximately    1.38    % of    Freedom
2010's     total outstanding shares was held by an        FMR affiliate.
FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section
on page        , Mr. Edward C. Johnson 3d, President and Trustee of the
fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of
   Freedom 2010    's shares, the Trustees and officers of the funds owned,
in the aggregate, less than    1    % of each fund's total outstanding
shares.
As of    March 31, 1997,     the following owned of record or beneficially
5% or more of    a fund's     outstanding shares   : General Motors
Corporation, New York, NY (38.97%) (Freedom Income); General Motors Corporation, New York, NY (40.41%); Winthrop, Stimson, Putnam, and Roberts, New York, NY (5.70%) (Freedom 2000); General Motors Corporation, New York, NY (36.88%); Bridgestone/Firestone, Inc. (7.29%) (Freedom 2010); Winthrop, Stimson, Putnam, and Roberts, New York, NY (16.94%) (Freedom 2010); General Motors Corporation, New York, NY (21.87%) (Freedom 2020); Winthrop, Stimson, Putnam, and Roberts, New York, NY (26.72%) (Freedom 2020); General Motors Corporation, New York, NY (29.90%) (Freedom 2030); Winthrop, Stimson, Putnam, and Roberts, New York, NY(9.81%) (Freedom 2030).
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. MANAGEMENT CONTRACTS
   Each Freedom Fund employs Strategic Advisers to furnish investment advisory and other services. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of each fund or Strategic Advisers performing services relating to research, statistical, and investment activities.
Strategic Advisers in turn has entered into administration agreements with FMR on behalf of each Freedom Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each Freedom Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
Under the terms of each Freedom Fund's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each Freedom Fund with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic Advisers is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders; legal expenses; fees of the custodian and auditor; and each fund's proportionate share of insurance premiums and Investment Company Institute dues. In addition, FMR compensates all officers of each fund and all Trustees who are "interested persons" of the trust, Strategic Advisers, or FMR. FMR also arranges for the performance of transfer agent, dividend disbursing, and shareholder services, pricing and bookkeeping services, and administration of each Freedom Fund's securities lending program.
Each Freedom Fund pays the following expenses: fees and expenses of the non-interested Trustees; interest on borrowings; taxes; brokerage commissions (if any); shareholder charges (if any) associated with investing in the underlying Fidelity funds; and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.
Strategic Advisers is each Freedom Fund's manager pursuant to management contracts dated July 18, 1996, which were approved by FMR, as the then sole shareholder of each Freedom Fund, on October 11, 1996. The management fee paid to Strategic Advisers is reduced by an amount equal to the fees and expenses paid by the Freedom Fund to the non-interested Trustees.
For the services of Strategic Advisers under each management contract, each Freedom Fund pays Strategic Advisers a monthly management fee at the annual rate of 0.10% of the fund's average net assets throughout the month. Fees received by Strategic Advisers for the fiscal period ended March 31, 1997 are shown in the table below.


   Fund                    Fiscal Period Ended March 31          Amount of Credits Reducing           Management Fees Paid to

                                                                 Management Fees                      Strategic Advisers


   Freedom Income          1997                                  $ 50                                 $ 1,478*


   Freedom 2000            1997                                  $ 27                                 $ 2,718*


   Freedom 2010            1997                                  $ 31                                 $ 3,682*


   Freedom 2020            1997                                  $ 32                                 $ 2,501*


   Freedom 2030            1997                                  $ 27                                 $ 719*



   * After reduction of fees and expenses paid by the fund to the non-interested Trustees.
For the services of FMR under each administration agreement, Strategic Advisers pays FMR a monthly administration fee equal to the monthly management fee received by Strategic Advisers from each Freedom Fund, minus an amount equal to an annual rate of 0.02% of that fund's average net assets throughout the month. Fees received by FMR for the fiscal period ended March 31, 1997 are shown in the table below.

   Fund                    Fiscal Period Ended March 31          Administrative Fees Paid to FMR

   Freedom Income          1997                                  $ 888

   Freedom 2000            1997                                  $ 1,635

   Freedom 2010            1997                                  $ 2,196

   Freedom 2020            1997                                  $ 1,485

   Freedom 2030            1997                                  $ 432


   Strategic Advisers may, from time to time, voluntarily reimburse all or a portion of each Freedom Fund's operating expenses (exclusive of interest, taxes, brokerage commissions, shareholder charges, and extraordinary expenses). Strategic Advisers retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by Strategic Advisers will increase each Freedom Fund's total returns and yield and repayment of the reimbursement by each fund will lower its total returns and yield.
Effective November 1, 1996, Strategic Advisers voluntarily agreed, subject to revision or termination, to reimburse each Freedom Fund if and to the extent that each Freedom Fund's aggregate operating expenses, including management fees, were in excess of the annual rate of 0.08% of its average net assets.
The table below identifies the dollar amount reimbursed to management fees for each Freedom Fund beginning November 1, 1996 through the funds' first fiscal period ended March 31, 1997.

   Fund                    Fiscal Period Ended March 31          Dollar Amount Reimbursed

   Freedom Income          1997                                  $ 283

   Freedom 2000            1997                                  $ 444

   Freedom 2010            1997                                  $ 623

   Freedom 2020            1997                                  $ 436

   Freedom 2030            1997                                  $ 118


CONTRACTS WITH FMR AFFILIATES
FIIOC, an affiliate of Strategic Advisers and FMR, is the transfer, dividend disbursing, and shareholder servicing agent for shares of each Freedom Fund.
   Under this arrangement, FIIOC receives no fees for providing these services to the Freedom Funds. However, each underlying Fidelity fund pays its respective transfer, dividend disbursing, and shareholder servicing agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of accounts in and assets of the Freedom Funds invested in such underlying Fidelity fund.
FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, FIIOC pays out-of-pocket expenses associated with transfer agent services. FSC, an affiliate of Strategic Advisers and FMR, performs the calculations necessary to determine the NAV and dividends for shares of each Freedom Fund, maintains each fund's accounting records, and administers each fund's securities lending program. For pricing and bookkeeping services, FSC receives a fee based on each Freedom Fund's average net assets. FSC also receives fees for administering each fund's securities lending program.
FMR must bear the cost of pricing and bookkeeping services pursuant to its administration agreements with Strategic Advisers.
Each Freedom Fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR. DISTRIBUTION AND SERVICE PLANS
The Trustees have approved a Distribution and Service Plan on behalf of each Freedom Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the Freedom Funds, Strategic Advisers, and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan, if the payment of management fees by the Freedom Funds to Strategic Advisers, or the payment of administration fees by Strategic Advisers to FMR out of the management fees, is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Plan specifically recognizes that Strategic Advisers or FMR may use its resources, including management fees paid to Strategic Advisers by the funds, or administration fees paid to FMR by Strategic Advisers out of the management fees, to pay FDC for expenses incurred in connection with the distribution of Freedom Fund shares, including payments made to third parties that assist in selling Freedom Fund shares or to third parties, including banks, that render shareholder support services. The Trustees have authorized such payments for the Freedom Funds.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and have determined that there is a reasonable likelihood that the Plan will benefit each Freedom Fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by each fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that each Plan gives Strategic Advisers, FMR, and FDC greater flexibility in connection with the distribution of shares of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships. The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each Freedom Fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION.    The Freedom Funds are funds of Fidelity Aberdeen
Street Trust, an open-end management investment company organized as a Delaware business trust under the name Income Portfolios II on June 20, 1991. The name of the Trust was changed to Fidelity Institutional Investors Trust on January 16, 1992, pursuant to a Certificate of Amendment. On August 21, 1996, pursuant to a Certificate of Amendment, the name of the
Trust was changed to Fidelity Aberdeen Street Trust.     Currently, there
are five funds of Fidelity Aberdeen Street Trust:    Fidelity     Freedom
Income    Fund    ,    Fidelity     Freedom 2000    Fund    ,    Fidelity
    Freedom 2010    Fund    ,    Fidelity     Freedom 2020    Fund    ,
and    Fidelity     Freedom 2030    Fund    . The Trust Instrument permits
the Trustees to create additional funds.
In the event that Strategic Advisers ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
On matters submitted for consideration by shareholders of an underlying Fidelity fund, a Freedom Fund will vote its shares in proportion to the vote of all other holders of shares of that underlying Fidelity fund or, in certain limited instances, the Freedom Fund will vote its shares in the manner indicated by a vote of its shareholders.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the outstanding shares of the trust or the fund; however, the Trustees may, without prior shareholder approval, (i) authorize a transfer of all assets of a Freedom Fund with a target retirement date into Freedom Income Fund, or any successor thereto, or (ii) change the form of organization of the trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trust and its funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
Strategic Advisers, FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts serves as the trust's independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
   Each fund's financial statements and financial highlights for the fiscal period ended March 31, 1997, and reports of the auditor, are included in the funds' Annual Report, which is a separate report supplied with this SAI. The funds' financial statements, including the financial highlights, and reports of the auditors are incorporated herein by reference. For a free additional copy of the funds' Annual Report, contact Fidelity at 1-800-544-8888, 82 Devonshire Street, Boston, MA 02109.
APPENDIX
DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.
The descriptions that follow are examples of eligible ratings for each underlying Fidelity fund. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE    RATINGS OF CORPORATE
BOND   S
Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA    -     Bonds    that     are rated Aaa are judged to be of the best
quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA    -     Bonds    that     are rated Aa are judged to be of high quality
by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A    -     Bonds    that     are rated A possess many favorable investment
attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA    -     Bonds    that     are rated Baa are considered as medium-grade
obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA    -     Bonds    that     are rated Ba are judged to have speculative
elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B    -     Bonds    that     are rated B generally lack characteristics of
the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA    -     Bonds    that     are rated Caa are of poor standing. Such
issues may be in default or there may be present elements of danger with respect to principal or interest.
CA    -     Bonds    that     are rated Ca represent obligations which are
speculative in a high degree. Such issues are often in default or have other marked short-comings.
C    -     Bonds    that     are rated C are the lowest-rated class of
bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S    RATINGS OF     CORPORATE BOND   S
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
AAA    -     Debt rated AAA has the highest rating assigned by Standard &
Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA    -     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A    -     Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB    -     Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB    -     Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B    -     Debt rated B has a greater vulnerability to default but
currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC    -     Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC    -     Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C    -     The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI    -     The rating CI is reserved for income bonds on which no interest is being paid.
D    -     Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
DESCRIPTION OF MOODY'S INVESTORS SERVICE    RATINGS OF     COMMERCIAL PAPER
   Moody's assigns short-term debt ratings to obligations which have an original maturity not exceeding one year.
Issuers rated PRIME-1 (or related supporting institutions) have a superior ability for repayment of principal and payment of interest.
Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of principal and payment of interest.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF COMMERCIAL PAPER
Debt issues considered short-term in the relevant market may be assigned a Standard & Poor's commercial paper rating.
A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
designation.
A-2    -     Capacity for timely payment on issues with this designation is
s   atisfactory    . However, the relative degree of safety is not as high
as for issues designated A-1.
PART C.  OTHER INFORMATION
Item 24.
 (a) (1) Financial Statements and Financial Highlights included in the Annual Report for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, and Fidelity Freedom 2030 Fund, for the fiscal year ended March 31, 1997, are incorporated by reference into the funds' Statement of Additional Information, and were filed on May 16, 1997 for Fidelity Aberdeen Street Trust (File No. 811-6440), pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporate herein by reference.
 (b) Exhibits:
  (1)(a) Trust Instrument of the Trust dated June 20, 1991, was electronically filed and is incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 13.
       (b) Certificate of Amendment of the Trust Instrument dated January 16, 1992, was electronically filed and is incorporated herein as Exhibit 1(b) to Post-Effective Amendment No. 13.
       (c) Supplemental Trust Instrument dated August 21, 1996, was electronically filed and is incorporated herein by reference as Exhibit 1(b) of Post-Effective Amendment No. 16.
       (d) Certificate of Amendment of the Trust Instrument dated August 22, 1996, was electronically filed and is incorporated herein by reference as Exhibit 1(c) to Post-Effective Amendment No. 16.
       (e) Supplemental Trust Instrument dated March 31, 1997, is electronically filed herein as Exhibit 1(e).
  (2) Bylaws of the Trust effective May 19, 1994, were electronically filed in and are incorporated herein by reference to Exhibit 2 of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (3) None.
  (4) None.
  (5)(a) Management Contract between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Strategic Advisers, Inc. was electronically filed and is incorporated herein by reference as Exhibit 5(a) to Post-Effective Amendment No. 18.
      (b) Management Contract between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Strategic Advisers, Inc. was electronically filed and is incorporated herein by reference as Exhibit 5(b) to Post-Effective Amendment No. 18.
      (c) Management Contract between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Strategic Advisers, Inc. was electronically filed and is incorporated herein by reference as Exhibit 5(c) to Post-Effective Amendment No. 18.
      (d) Management Contract between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Strategic Advisers, Inc. was electronically filed and is incorporated herein by reference as Exhibit 5(d) to Post-Effective Amendment No. 18.
      (e) Management Contract between the Registrant, on behalf of Fidelity Freedom Income Fund, and Strategic Advisers, Inc. was electronically filed and is incorporated herein by reference as Exhibit 5(e) to Post-Effective Amendment No. 18.
      (f) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2030 Fund was electronically filed and is incorporated herein by reference as Exhibit 5(f) to Post-Effective Amendment No. 18.
      (g) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2020 Fund was electronically filed and is incorporated herein by reference as Exhibit 5(g) to Post-Effective Amendment No. 18.
      (h) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2010 Fund was electronically filed and is incorporated herein by reference as Exhibit 5(h) to Post-Effective Amendment No. 18.
      (i) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2000 Fund was electronically filed and is incorporated herein by reference as Exhibit 5(i) to Post-Effective Amendment No. 18.
      (j) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom Income Fund was electronically filed and is incorporated herein by reference as Exhibit 5(j) to Post-Effective Amendment No. 18.
  (6)(a) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(a) to Post-Effective Amendment No. 18.
      (b) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(b) to Post-Effective Amendment No. 18.
      (c) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(c) to Post-Effective Amendment No. 18.
      (d) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(d) to Post-Effective Amendment No. 18.
      (e) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom Income Fund, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(e) to Post-Effective Amendment No. 18.
  (7)(a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
      (b) The Fee Deferral Plan for Non-Interested Persons, Directors, and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is electronically filed herein as
Exhibit 7(b).
  (8)(a) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
      (b) Appendix A, dated August 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant, is incorporated herein by reference to Exhibit 8(b) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).
      (c) Appendix B, dated July 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(c) of Fidelity Income Fund's Post-Effective Amendment No. 35 (File No. 2-92661).
      (d) Addendum, dated August 31, 1996, to Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant, is electronically filed herein as Exhibit 8(d).
      (e) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, on behalf of Fidelity Freedom Funds, are filed herein as
Exhibit 8(e).
      (f) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, on behalf of Fidelity Freedom Funds, are filed herein as Exhibit 8(f).
      (g) Forms of Joint Trading Account Custody Agreement and First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, on behalf of Fidelity Freedom Funds, are filed herein as Exhibit 8(g).
  (9) Not applicable.
  (10) Not applicable.
  (11) Consent of Coopers & Lybrand, L.L.P., independent accountants, is electronically filed herein as Exhibit 11.
  (12) None.
  (13) Representation by FMR, as initial shareholder, of agreement to purchase shares of beneficial interest of the trust for investment was electronically filed and is incorporated herein by reference as Exhibit 13 to Post-Effective Amendment No. 18.
  (14)(a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (b) Fidelity Institutional Individual Retirement Account Custodian Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (g) The CORPORATEplan for Retirement Profit Sharing/401k Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
       (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
       (k) The Fidelity Prototype Defined Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (l) The Institutional Prototype Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
       (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
       (o) The Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
       (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to
Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
       (q) Fidelity SIMPLE-IRA Plan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is electronically filed herein as Exhibit 14(q).
  (15)(a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2030 Fund was electronically filed and is incorporated herein by reference as Exhibit 15(a) to Post-Effective Amendment No. 18.
       (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2020 Fund was electronically filed and is incorporated herein by reference as Exhibit 15(b) to Post-Effective Amendment No. 18.
       (c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2010 Fund was electronically filed and is incorporated herein by reference as Exhibit 15(c) to Post-Effective Amendment No. 18.
       (d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2000 Fund was electronically filed and is incorporated herein by reference as Exhibit 15(d) to Post-Effective Amendment No. 18.
       (e) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Income Fund was electronically filed and is incorporated herein by reference as Exhibit 15(e) to Post-Effective Amendment No. 18.
  (16)(a) A schedule for computation of 30-day yields and total return was electronically filed and is incorporated herein by reference as Exhibit 16(a) to Post-Effective Amendment No. 18.
       (b) A schedule for computation of moving averages was electronically filed and is incorporated herein by reference as Exhibit 16(b) to Post-Effective Amendment No. 18.
  (17) Financial Data Schedules are filed herein for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, and Fidelity Freedom 2030 Fund, as Exhibit 27, respectively.
  (18) None.
Item 25. Persons Controlled by or under Common Control with Registrant
 The Board of Trustees of the Registrant is the same as the Boards of other Fidelity funds managed by Fidelity Management & Research Company. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds because the power residing in the respective Boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
As of March 31, 1997
   Name of Series   Number of Record Holders

  Fidelity Freedom Income Fund  28
  Fidelity Freedom 2000 Fund  71
  Fidelity Freedom 2010 Fund  130
  Fidelity Freedom 2020 Fund  147
  Fidelity Freedom 2030 Fund  131
Item 27. Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28.  Business and Other Connections of Investment Adviser
(1)  STRATEGIC ADVISERS, INC.
 Strategic Advisers, Inc. serves as investment adviser to the Fidelity Freedom Funds and provides investment supervisory services to individuals, banks, thrifts, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business organizations, and provides a variety of publications on investment and personal finance. In addition to the other offices in FMR Corp. affiliates, the directors and officers of Strategic Advisers have held, during the past two fiscal years, the following positions of a substantial nature.
James C. Curvey Director and Chairman of the Board of Strategic Advisers, Inc. (1990); Director (1990) and Senior Vice President (1986) of FMR Corp. Rodney R. Rohda Director of Strategic Advisers, Inc. (1995); President - Premium Assets Group of Fidelity Investments (1995); Managing Director of Fidelity Capital (1993).
Paul J. Hondros Director of Strategic Advisers, Inc. (1997); President and Director of Fidelity Retail Marketing, Inc. (1996).
Roger T. Servison Director and President of Strategic Advisers, Inc.
(1996); Director of Fidelity Brokerage Services, Inc. (1994).
Lynn Davis Vice President -Portfolio Advisory Services of Strategic Advisers, Inc. (1997).
Donald Alhart Vice President -Crosby Advisors of Strategic Advisers, Inc.
(1996).
Amy F. Barnwell Vice President -Charitable Advisory Services of Strategic Advisers, Inc. (1997).
Stephen G. Manning Treasurer of Strategic Advisers, Inc. (1997); Vice President and Treasurer of FMR Corp. (1997).
Gary Greenstein Assistant Treasurer of Strategic Advisers, Inc. (1993); Vice President, Taxation FMR Corp. (1993).
Linda C. Holland Compliance Officer of Strategic Advisers, Inc. (1996); Employee of Fidelity Investments (1979).
Jay Freedman Clerk of Strategic Advisers, Inc. (1995); Associate General Counsel FMR Corp. (1995); Senior Legal Counsel (1987).
Susan Shields Assistant Clerk of Strategic Advisers, Inc. (1996); Employee of Fidelity Investments (1991).
Page Pennell Assistant Clerk of Strategic Advisers, Inc. (1997).
Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Paul Hondros           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Strategic Advisers, Inc., or Fidelity Service Company, Inc. 82 Devonshire Street, Boston, MA 02109, or the funds' custodian, The Bank of New York, 110 Washington Street, New York, N.Y.
Item 31.  Management Services
 Not applicable.
Item 32.  Undertakings
 The Registrant, on behalf of each of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, and Fidelity Freedom 2030 Fund, undertakes to deliver to each person who has received the prospectus or annual or semiannual financial report for a fund in an electronic format, upon their request and without charge, a paper copy of the prospectus or annual or semi-annual report for the fund.
 The Registrant, on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, and Fidelity Freedom 2030 Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
 The Registrant undertakes, so long as the staff of the Securities and Exchange Commission continues to require such an undertaking in the registration statement for a new portfolio, to file a Post-Effective Amendment, using financial statements for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, and Fidelity Freedom 2030 Fund, which need not be certified, within six months of the fund's effectiveness, unless permitted by the SEC to extend this period.
 The Registrant undertakes for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, and Fidelity Freedom 2030 Fund: (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 15th day of May 1997.
      FIDELITY ABERDEEN STREET TRUST
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee           May 15, 1997

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Kenneth A. Rathgeber    *         Treasurer                       May 15, 1997

Kenneth A. Rathgeber



/s/J. Gary Burkhead                  Trustee                         May 15, 1997

J. Gary Burkhead



/s/Ralph F. Cox                 **   Trustee                         May 15, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      **       Trustee                         May 15, 1997

Phyllis Burke Davis



/s/Robert M. Gates           ***     Trustee                         May 15, 1997

Robert M. Gates



/s/E. Bradley Jones           **     Trustee                         May 15, 1997

E. Bradley Jones



/s/Donald J. Kirk               **   Trustee                         May 15, 1997

Donald J. Kirk



/s/Peter S. Lynch               **   Trustee                         May 15, 1997

Peter S. Lynch



/s/Marvin L. Mann            **      Trustee                         May 15, 1997

Marvin L. Mann



/s/William O. McCoy        **        Trustee                         May 15, 1997

William O. McCoy



/s/Gerald C. McDonough  **           Trustee                         May 15, 1997

Gerald C. McDonough



/s/Thomas R. Williams       **       Trustee                         May 15, 1997

Thomas R. Williams




(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated January 3, 1997 and filed herewith.
* Signature affixed by John H. Costello pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
*** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Plans                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance          Fund, L.P.
  Portfolio, L.P.                        Fidelity Union Street Trust
Fidelity Devonshire Trust                Fidelity Union Street Trust II
Fidelity Exchange Fund                   Fidelity Yen Performance Portfolio, L.P.
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint
J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-8B-2, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 3, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d               January 3, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint John H. Costello and John E. Ferris each of them singly my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue
hereof.   This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber__________   December 19, 1996

Kenneth A. Rathgeber

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates              March 6, 1997

Robert M. Gates